UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09525
Rydex Dynamic Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Mike Byrum
Rydex Dynamic Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	301-296-5121

Date of fiscal year end:	December 31, 2009

Date of reporting period:	September 30, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.
Rydex Dynamic Funds
Dow 2x Strategy
Inverse Dow 2x Strategy
Inverse NASDAQ-100® 2x Strategy
Inverse Russell 2000® 2x Strategy
Inverse S&P 500 2X Strategy
NASDAQ-100® 2x Strategy
Russell 2000® 2x Strategy
S&P 500 2x Strategy

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 70.7%

INDUSTRIALS 14.1%
3M Co.	17,210	$1,270,098
United Technologies Corp.	17,216	1,048,971
Boeing Co.	17,210	931,922
Caterpillar, Inc.	17,210	883,389
General Electric Co.	17,210	282,588

Total Industrials		4,416,968

INFORMATION TECHNOLOGY 13.0%
International Business Machines Corp.	17,214	2,058,967
Hewlett-Packard Co.	17,210	812,484
Microsoft Corp.	17,210	445,567
Cisco Systems, Inc.*	17,210	405,123
Intel Corp.	17,210	336,800

Total Information Technology		4,058,941

CONSUMER STAPLES 10.3%
Procter & Gamble Co.	17,220	997,382
Coca-Cola Co.	17,210	924,177
Wal-Mart Stores, Inc.	17,217	845,182
Kraft Foods, Inc.	17,210	452,107

Total Consumer Staples		3,218,848

FINANCIALS 7.9%
The Travelers Companies, Inc.	17,210	847,249
JPMorgan Chase & Co.	17,217	754,449
American Express Co.	17,218	583,690
Bank of America Corp.	17,210	291,193

Total Financials		2,476,581

ENERGY 7.6%
Chevron Corp.	17,210	1,212,100
Exxon Mobil Corp.	17,210	1,180,778

Total Energy		2,392,878

CONSUMER DISCRETIONARY 6.1%
McDonald’s Corp.	17,210	982,175
Walt Disney Co.	17,218	472,806

		Market
	Shares	Value

Home Depot, Inc.	17,217	$458,661

Total Consumer Discretionary		1,913,642

HEALTH CARE 6.0%
Johnson & Johnson	17,210	1,047,917
Merck & Company, Inc.	17,210	544,352
Pfizer, Inc.	17,210	284,826

Total Health Care		1,877,095

TELECOMMUNICATION SERVICES 3.2%
Verizon Communications, Inc.	17,225	521,401
AT&T, Inc.	17,213	464,923

Total Telecommunication Services		986,324

MATERIALS 2.5%
E.I. du Pont de Nemours and Co.	17,210	553,129
Alcoa, Inc.	17,216	225,874

Total Materials		779,003

Total Common Stocks
(Cost $16,057,811)		22,120,280

	Face
	Amount
REPURCHASE AGREEMENTS† 31.1%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09†††	$5,983,143	5,983,143
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	1,957,913	1,957,913
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	1,802,548	1,802,548

Total Repurchase Agreements
(Cost $9,743,604)		9,743,604

 1

DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

Total Investments 101.8%(a)
(Cost $25,801,415)		$31,863,884

Liabilities in Excess of Other
Assets – (1.8)%		$(549,831)

Net Assets – 100.0%		$31,314,053

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 Dow Jones Industrial Average Index Mini Futures Contracts (Aggregate Market Value of Contracts $578,820)	12	$6,563

	Units
Equity Index Swap Agreements(b)
Goldman Sachs International September 2009 Dow Jones Industrial Average Index Swap, Terminating 09/30/09†† (Notional Market Value $235,005)	1,435	307,859
Credit Suisse Capital, LLC October 2009 Dow Jones Industrial Average Index Swap, Terminating 10/30/09†† (Notional Market Value $129,028)	2,622	112,353

(Total Notional Market Value $364,033)		$420,212

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

†††	All or portion of this security is pledged as currency index swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 2

INVERSE DOW 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 98.1%
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	$18,759,541	$18,759,541
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	17,270,930	17,270,930
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	11,789,921	11,789,921

Total Repurchase Agreements (Cost $47,820,392)		47,820,392

Total Investments 98.1%(a) (Cost $47,820,392)		$47,820,392

Other Assets in Excess of Liabilities – 1.9%		$946,969

Net Assets – 100.0%		$48,767,361

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
December 2009 Dow Jones
Industrial Average Index Mini
Futures Contracts (Aggregate Market Value of Contracts $19,149,295)	397	$(148,201)

	Units
Equity Index Swap Agreements Sold Short(b)
Credit Suisse Capital, LLC
October 2009 Dow Jones
Industrial Average Index
Swap, Terminating 10/30/09††† (Notional Market Value $62,990,829)	6,486	$(282,993)
Goldman Sachs International
September 2009 Dow Jones
Industrial Average Index
Swap, Terminating 09/30/09††† (Notional Market Value $15,054,955)	1,550	(309,532)

(Total Notional Market Value $78,045,784)		$(592,525)

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on Dow Jones Industrial Average Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

INVERSE NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTE 29.9%(b)
Federal Home Loan Bank* 0.21% due 10/20/09	$25,000,000	$24,999,475

Total Federal Agency Discount Note (Cost $24,997,084)		24,999,475

	Contracts
OPTIONS PURCHASED 0.0%(b)
Call Options On:
December 2009 NASDAQ-100
Index Mini Futures Contracts
Expiring December 2009 with strike price 2200**	2,000	—

Total Options Purchased (Cost $26,000)		—

	Face
	Amount
REPURCHASE AGREEMENTS† 75.1%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09†††	$27,200,921	27,200,921
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	18,578,832	18,578,832
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	17,104,560	17,104,560

Total Repurchase Agreements (Cost $62,884,313)		62,884,313

		Market
		Value

Total Investments 105.0%(a) (Cost $87,907,397)		$87,883,788

Liabilities in Excess of Other
Assets – (5.0)%		$(4,207,518)

Net Assets – 100.0%		$83,676,270

		Unrealized
	Contracts	Loss

Futures Contracts Sold Short(a)
December 2009 NASDAQ-100
Index Mini Futures Contracts (Aggregate Market Value of Contracts $68,620)	2	$(34)

	Units
Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International September 2009 NASDAQ-100 Index Swap, Terminating 09/30/09†† (Notional Market Value $37,253,808)	21,672	(23,983)
Credit Suisse Capital, LLC October 2009 NASDAQ-100 Index Swap, Terminating 10/30/09†† (Notional Market Value $164,936,138)	74,278	(1,676,340)

(Total Notional Market Value $202,189,946)		$(1,700,323)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	Security is fair valued.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

†††	All or portion of this security is pledged as currency index swap collateral at September 30, 2009.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

INVERSE RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS† 103.3%
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	$23,938,522	$23,938,522
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	22,038,948	22,038,948
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09*	9,715,035	9,715,035

Total Repurchase Agreements (Cost $55,692,505)		55,692,505

Total Investments 103.3%(a) (Cost $55,692,505)		$55,692,505

Liabilities in Excess of Other Assets – (3.3)%		$(1,787,413)

Net Assets – 100.0%		$53,905,092

		Unrealized
	Contracts	Gain

Futures Contracts Sold Short(a)
December 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $44,534,840)	742	$271,682

	Units
Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International September 2009 Russell 2000 Index Swap, Terminating 09/30/09†† (Notional Market Value $19,584,645)	32,410	103,573
Credit Suisse Capital, LLC October 2009 Russell 2000 Index Swap, Terminating 10/30/09†† (Notional Market Value $36,856,255)	60,992	232,992

(Total Notional Market Value of Contracts $56,440,900)		$336,565

*	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

INVERSE S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

FEDERAL AGENCY DISCOUNT NOTES 51.5%(b)
Federal Home Loan Bank* 0.07% due 10/20/09	$50,000,000	$49,998,950
Freddie Mac** 0.08% due 01/11/10	25,000,000	24,992,925

Total Federal Agency Discount Notes (Cost $74,979,937)		74,991,875

REPURCHASE AGREEMENTS† 62.5%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$47,212,943	47,212,943
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	22,829,410	22,829,410
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	21,017,846	21,017,846

Total Repurchase Agreements (Cost $91,060,199)		91,060,199

Total Investments 114.0%(a)
(Cost $166,040,136)		$166,052,074

Liabilities in Excess of Other
Assets – (14.0)%		$(20,420,981)

Net Assets – 100.0%		$145,631,093

		Unrealized
	Contracts	Gain (Loss)

Futures Contracts Sold Short(a)
December 2009 S&P 500 Index
Mini Futures Contracts (Aggregate Market Value of Contracts $21,245,350)	404	$195,610

	Units
Equity Index Swap Agreements Sold Short(b)
Goldman Sachs International
September 2009 S&P 500 Index
Swap, Terminating 09/30/09††† (Notional Market Value $4,498,966)	24,032	(93,801)

		Unrealized
	Units	Loss
Credit Suisse Capital, LLC
October 2009 S&P 500 Index
Swap, Terminating 10/30/09††† (Notional Market Value $2,772,855)	234,023	$(2,678,603)

(Total Notional Value $7,271,821)		$(2,772,404)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008 the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30,2009

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 1

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 53.1%

INFORMATION TECHNOLOGY 33.5%
Apple, Inc.*	110,544	$20,491,541
Qualcomm, Inc.	177,372	7,978,193
Microsoft Corp.	271,320	7,024,475
Google, Inc. — Class A*	13,017	6,454,479
Cisco Systems, Inc.*	182,310	4,291,577
Oracle Corp.	185,007	3,855,546
Intel Corp.	173,433	3,394,084
Research In Motion Ltd.*	50,230	3,393,036
eBay, Inc.*	85,178	2,011,053
Adobe Systems, Inc.*	45,517	1,503,882
Activision Blizzard, Inc.*	100,450	1,244,575
Symantec Corp.*	75,350	1,241,014
Automatic Data Processing, Inc.	31,400	1,234,020
Broadcom Corp. — Class A*	35,182	1,079,736
Yahoo!, Inc.*	59,694	1,063,150
Intuit, Inc.*	36,010	1,026,285
CA, Inc.	44,515	978,885
Cognizant Technology Solutions Corp. — Class A*	25,278	977,247
Dell, Inc.*	63,600	970,536
Baidu, Inc. – SP ADR*	2,340	915,057
Paychex, Inc.	30,310	880,505
Marvell Technology Group Ltd.*	52,270	846,251
NetApp, Inc.*	31,097	829,668
Juniper Networks, Inc.*	30,480	823,570
Fiserv, Inc.*	17,080	823,256
Applied Materials, Inc.	60,991	817,279
Xilinx, Inc.	32,402	758,855
Citrix Systems, Inc.*	19,245	754,981
Altera Corp.	36,607	750,810
Linear Technology Corp.	26,290	726,393
NVIDIA Corp.*	47,587	715,233
Seagate Technology	43,713	664,875
KLA-Tencor Corp.	18,298	656,166
Flextronics International Ltd.*	77,840	580,686
Electronic Arts, Inc.*	28,850	549,593
Check Point Software Technologies Ltd.*	18,240	517,104
Autodesk, Inc.*	21,176	503,989
Maxim Integrated Products, Inc.	26,654	483,504
Infosys Technologies Ltd. — SP ADR	9,520	461,625

		Market
	Shares	Value

Lam Research Corp.*	11,567	$395,129
Flir Systems, Inc.*	14,026	392,307
VeriSign, Inc.*	16,090	381,172
Microchip Technology, Inc.	13,460	356,690
Akamai Technologies, Inc.*	14,610	287,525
Logitech International SA*	15,579	286,342
IAC/InterActiveCorp*	12,080	243,895

Total Information Technology		86,615,774

HEALTH CARE 8.7%
Gilead Sciences, Inc.*	78,790	3,670,038
Teva Pharmaceutical Industries Ltd. — SP ADR	65,251	3,299,091
Amgen, Inc.*	41,874	2,522,071
Celgene Corp.*	40,230	2,248,857
Genzyme Corp.*	29,980	1,700,765
Express Scripts, Inc.*	21,662	1,680,538
Biogen Idec, Inc.*	27,780	1,403,446
Intuitive Surgical, Inc.*	3,350	878,537
Life Technologies Corp.*	15,790	735,024
Vertex Pharmaceuticals, Inc.*	16,724	633,840
Cerner Corp.*	7,140	534,072
Warner Chilcott PLC*	22,150	478,883
Illumina, Inc.*	10,781	458,192
Henry Schein, Inc.*	7,950	436,534
DENTSPLY International, Inc.	12,620	435,895
Hologic, Inc.*	23,870	390,036
Cephalon, Inc.*	6,428	374,367
Patterson Companies, Inc.*	10,378	282,800
Pharmaceutical Product Development, Inc.	10,174	223,218

Total Health Care		22,386,204

CONSUMER DISCRETIONARY 7.0%
Amazon.com, Inc.*	25,373	2,368,823
Comcast Corp. — Class A	127,690	2,156,684
Starbucks Corp.*	90,670	1,872,336
DIRECTV Group, Inc.*	62,960	1,736,437
News Corp.	125,859	1,509,049
Bed Bath & Beyond, Inc.*	31,157	1,169,634
Apollo Group, Inc. — Class A*	13,750	1,012,963
Staples, Inc.	42,933	996,904
Wynn Resorts Ltd.*	11,870	841,464
Sears Holdings Corp.*	10,990	717,757
Garmin Ltd.	16,450	620,823
Expedia, Inc.*	25,110	601,385

 1

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Ross Stores, Inc.	11,330	$541,234
Liberty Media Corp – Interactive*	48,340	530,290
Urban Outfitters, Inc.*	14,720	444,102
O’Reilly Automotive, Inc.*	12,065	436,029
DISH Network Corp. — Class A*	19,030	366,518
Liberty Global, Inc. — Class A*	12,220	275,805

Total Consumer Discretionary		18,198,237

INDUSTRIALS 2.6%
Paccar, Inc.	36,030	1,358,691
First Solar, Inc.*	6,557	1,002,303
CH Robinson Worldwide, Inc.	14,710	849,503
Expeditors International of Washington, Inc.	18,430	647,815
Cintas Corp.	16,220	491,628
Fastenal Co.	12,560	486,072
Joy Global, Inc.	8,880	434,587
Stericycle, Inc.*	7,909	383,191
Foster Wheeler AG*	11,690	373,028
J.B. Hunt Transport Services, Inc.	11,219	360,466
Ryanair Holdings PLC — SP ADR*	10,290	298,822

Total Industrials		6,686,106

CONSUMER STAPLES 0.6%
Costco Wholesale Corp.	20,270	1,144,444
Hansen Natural Corp.*	7,930	291,348

Total Consumer Staples		1,435,792

TELECOMMUNICATION SERVICES 0.4%
Millicom International Cellular SA*	9,290	675,755
NII Holdings, Inc. — Class B*	14,280	428,114

Total Telecommunication Services		1,103,869

MATERIALS 0.3%
Sigma-Aldrich Corp.	10,350	558,693

		Market
	Shares	Value

Steel Dynamics, Inc.	19,626	$301,063

Total Materials		859,756

Total Common Stocks
(Cost $64,448,332)		137,285,738

	Face
	Amount
REPURCHASE AGREEMENTS† 40.4%
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$37,384,093	37,384,093
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	34,827,955	34,827,955
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	32,064,279	32,064,279

Total Repurchase Agreements
(Cost $104,276,327)		104,276,327

Total Investments 93.5%(a)
(Cost $168,724,659)		$241,562,065

Other Assets in Excess of Liabilities – 6.5%		$16,869,430

Net Assets – 100.0%		$258,431,495

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 NASDAQ-100 Index Mini Futures Contracts (Aggregate Market Value of Contracts $94,078,020)	2,742	$802,059

	Units
Equity Index Swap Agreements(b)
Goldman Sachs International September 2009 NASDAQ-100 Index Swap, Terminating 09/30/09††† (Notional Market Value $98,272,409)	57,169	4,491,338

 2

NASDAQ-100® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Unrealized
	Units	Gain

Credit Suisse Capital, LLC October 2009 NASDAQ-100 Index Swap, Terminating 10/30/09††† (Notional Market Value $190,826,221)	111,011	$2,196,711

(Total Notional Market Value $289,098,630)		$6,688,050

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on NASDAQ-100 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

 3

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 50.8%

FINANCIALS 9.9%
Highwoods Properties, Inc.	1,618	$50,886
Knight Capital Group, Inc. — Class A*	2,118	46,066
MFA Mortgage Investments, Inc.	5,748	45,754
Platinum Underwriters Holdings Ltd.	1,167	41,825
ProAssurance Corp.*	755	39,403
National Retail Properties, Inc.	1,819	39,054
Washington Real Estate Investment Trust	1,330	38,304
Prosperity Bancshares, Inc.	1,051	36,564
FirstMerit Corp.	1,880	35,776
Westamerica Bancorporation	672	34,944
Stifel Financial Corp.*	629	34,532
Apollo Investment Corp.	3,557	33,969
Tanger Factory Outlet Centers, Inc.	887	33,121
SVB Financial Group*	752	32,539
Home Properties, Inc.	747	32,188
Montpelier Re Holdings Ltd.	1,967	32,101
American Campus Communities, Inc.	1,187	31,871
BioMed Realty Trust, Inc.	2,237	30,871
Assured Guaranty Ltd.	1,572	30,528
UMB Financial Corp.	750	30,330
Omega Healthcare Investors, Inc.	1,881	30,134
Developers Diversified Realty Corp.	3,195	29,522
Mid-America Apartment Communities, Inc.	640	28,883
Healthcare Realty Trust, Inc.	1,345	28,420
Redwood Trust, Inc.	1,766	27,373
LaSalle Hotel Properties	1,390	27,327
Entertainment Properties Trust	798	27,244
Zenith National Insurance Corp.	852	26,327
NewAlliance Bancshares, Inc.	2,437	26,076
Signature Bank*	889	25,781
Potlatch Corp.	906	25,776
Kilroy Realty Corp.	929	25,770
KBW, Inc.*	786	25,325
Trustmark Corp.	1,311	24,975
Hatteras Financial Corp.	833	24,973

		Market
	Shares	Value

PHH Corp.*	1,234	$24,483
Ares Capital Corp.	2,213	24,387
First Financial Bankshares, Inc.	480	23,741
Argo Group International Holdings Ltd.*	702	23,643
Equity Lifestyle Properties, Inc.	550	23,534
Delphi Financial Group, Inc. — Class A	1,030	23,309
DCT Industrial Trust, Inc.	4,462	22,801
RLI Corp.	428	22,590
Tower Group, Inc.	921	22,463
Max Capital Group Ltd.	1,049	22,417
Conseco, Inc.*	4,212	22,155
Eastgroup Properties, Inc.	566	21,633
Astoria Financial Corp.	1,949	21,517
Piper Jaffray Companies, Inc.*	446	21,283
MGIC Investment Corp.*	2,860	21,193
E*Trade Financial Corp.*	12,048	21,084
Glacier Bancorp, Inc.	1,398	20,886
Extra Space Storage, Inc.	1,968	20,762
IBERIABANK Corp.	451	20,548
American Capital Ltd.*	6,347	20,501
Hancock Holding Co.	540	20,288
Capstead Mortgage Corp.	1,453	20,211
Cash America International, Inc.	668	20,147
DiamondRock Hospitality Co.*	2,472	20,023
PS Business Parks, Inc.	388	19,912
Radian Group, Inc.	1,870	19,785
International Bancshares Corp.	1,187	19,360
PrivateBancorp, Inc.	788	19,274
Selective Insurance Group, Inc.	1,210	19,033
Anworth Mortgage Asset Corp.	2,405	18,951
National Health Investors, Inc.	590	18,673
Post Properties, Inc.	1,006	18,108
CBL & Associates Properties, Inc.	1,840	17,848
Franklin Street Properties Corporation, Inc.	1,352	17,711
FNB Corp.	2,486	17,675
NBT Bancorp Inc.	782	17,626
United Bankshares, Inc.	873	17,102
Webster Financial Corp.	1,369	17,071
Old National Bancorp	1,519	17,013

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

MB Financial Corp.	808	$16,944
optionsXpress Holdings, Inc.	963	16,641
Employers Holdings, Inc.	1,070	16,564
Umpqua Holding Corp.	1,556	16,494
Pico Holdings, Inc.*	489	16,308
MF Global Ltd.*	2,209	16,059
Navigators Group, Inc.*	288	15,840
Portfolio Recovery Associates, Inc.*	348	15,775
Sovran Self Storage, Inc.	517	15,732
Wintrust Financial Corp.	549	15,350
East-West Bancorp, Inc.	1,800	14,940
Alexander’s, Inc.*	50	14,794
Financial Federal Corp.	583	14,388
Park National Corp.	245	14,293
Medical Properties Trust, Inc.	1,829	14,284
Forestar Real Estate Group, Inc.*	822	14,122
CVB Financial Corp.	1,855	14,079
Provident Financial Services, Inc.	1,368	14,077
Ezcorp, Inc. — Class A*	1,026	14,015
Inland Real Estate Corp.	1,596	13,981
Sterling Bancshares, Inc.	1,882	13,757
Community Bank System, Inc.	748	13,666
Texas Capital Bancshares, Inc.*	810	13,640
Infinity Property & Casualty Corp.	320	13,594
Acadia Realty Trust	897	13,518
Brookline Bancorp, Inc.	1,344	13,064
LTC Properties, Inc.	531	12,765
National Penn Bancshares, Inc.	2,089	12,764
Investors Real Estate Trust	1,403	12,683
Allied Capital Corp.	4,075	12,510
First Midwest Bancorp, Inc.	1,106	12,465
Horace Mann Educators Corp.	888	12,405
Sunstone Hotel Investors, Inc.*	1,716	12,184
Greenlight Capital Re Ltd. - Class A*	638	11,994
Equity One, Inc.	749	11,737
First Financial Bancorp	974	11,737
Susquehanna Bancshares, Inc.	1,965	11,574
Investors Bancorp, Inc.*	1,070	11,353
Ocwen Financial Corporation, Inc.*	997	11,286
Prospect Capital Corp.	1,053	11,278
Hilltop Holdings, Inc.*	900	11,034
First Commonwealth Financial Corp.	1,939	11,014

		Market
	Shares	Value

Ambac Financial Group, Inc.	6,551	$11,006
TrustCo Bank Corp.	1,739	10,869
City Holding Co.	364	10,851
Colonial Properties Trust	1,105	10,752
GFI Group, Inc.	1,477	10,679
Chemical Financial Corp.	490	10,677
PacWest Bancorp	560	10,668
Independent Bank Corp.	476	10,534
Lexington Realty Trust	1,993	10,164
Boston Private Financial Holdings, Inc.	1,550	10,090
Flagstone Reinsurance Holdings	890	10,039
Safety Insurance Group, Inc.	300	9,876
Getty Realty Corp.	397	9,742
National Western Life Insurance Co. — Class A	55	9,679
Meadowbrook Insurance Group Company, Inc.	1,306	9,664
Parkway Properties, Inc.	490	9,653
Harleysville Group, Inc.	304	9,622
World Acceptance Corp.*	377	9,504
Bank Mutual Corp.	1,069	9,450
Community Trust Bancorp, Inc.	359	9,395
Cohen & Steers, Inc.	391	9,384
Simmons First National Corp.	323	9,306
Enstar Group*	149	9,278
Cathay General Bancorp	1,128	9,126
United Fire & Casualty Co.	507	9,075
American Equity Investment Life Holding Co.	1,290	9,056
Banco Latinoamericano de Exportaciones SA	632	8,987
Northwest Bancorp, Inc.	392	8,953
First Cash Financial Services, Inc.*	521	8,925
Dollar Financial Corp.*	550	8,811
MarketAxess Holdings, Inc.*	719	8,664
Phoenix Companies, Inc.*	2,639	8,577
Pinnacle Financial Partners, Inc.*	674	8,567
Broadpoint Gleacher Securities, Inc.*	1,002	8,357
Tompkins Financial Corp.	190	8,303
Maiden Holdings Ltd.	1,140	8,288
WesBanco, Inc.	530	8,194
National Financial Partners Corp.*	938	8,179
First Financial Corp.	265	8,120
SCBT Financial Corp.	287	8,065
eHealth, Inc.*	555	8,059

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

U-Store-It Trust	1,287	$8,044
Universal Health Realty Income Trust	245	7,975
DuPont Fabros Technology, Inc.*	598	7,971
Sun Communities, Inc.	370	7,962
Bank of the Ozarks, Inc.	300	7,959
Hercules Technology Growth Capital, Inc.	808	7,935
SWS Group, Inc.	545	7,848
Columbia Banking Systems, Inc.	471	7,795
StellarOne Corp.	522	7,699
Provident New York Bancorp	789	7,535
American Capital Agency Corp.	262	7,454
Amerisafe, Inc.*	431	7,435
Cousins Properties, Inc.	897	7,427
Riskmetrics Group, Inc.*	501	7,325
Univest Corporation of Pennsylvania	338	7,324
First Potomac Realty Trust	625	7,225
GAMCO Investors, Inc. — Class A	158	7,221
Renasant Corp.	483	7,173
Duff & Phelps Corp. — Class A	373	7,147
Berkshire Hills Bancorp, Inc.	324	7,109
Evercore Partners, Inc. — Class A	243	7,100
The PMI Group, Inc.	1,670	7,097
Oriental Financial Group	550	6,985
S&T Bancorp, Inc.	538	6,972
iStar Financial, Inc.*	2,269	6,898
Urstadt Biddle Properties, Inc.	470	6,857
Beneficial Mutual Bancorp, Inc.*	751	6,857
Home Bancshares, Inc.	309	6,773
Dime Community Bancshares	590	6,744
FelCor Lodging Trust, Inc.*	1,483	6,718
Southside Bancshares, Inc.	296	6,666
Western Alliance Bancorp*	1,046	6,600
Walter Investment Management Corp.	409	6,552
Tejon Ranch Co. *	253	6,497
Pennsylvania Real Estate Investment Trust	852	6,484
Suffolk Bancorp	214	6,337
MCG Capital Corp.*	1,490	6,243
CNA Surety Corp.*	384	6,221
United America Indemnity Ltd. — Class A*	840	6,208

		Market
	Shares	Value

Tradestation Group, Inc.*	761	$6,202
Fifth Street Finance Corp.	567	6,197
American Physicians Capital, Inc.	213	6,137
TowneBank	481	6,133
State Auto Financial Corp.	340	6,096
Sandy Spring Bancorp, Inc.	371	6,040
Westfield Financial, Inc.	709	6,005
SY Bancorp, Inc.	257	5,934
Calamos Asset Management, Inc. — Class A	450	5,877
Amtrust Financial Services, Inc.	514	5,865
Advance America Cash Advance Centers, Inc.	1,047	5,863
Lakeland Financial Corp.	283	5,844
Arrow Financial Corp.	213	5,818
First Bancorp	322	5,812
Camden National Corp.	175	5,782
FBL Financial Group, Inc. — Class A	296	5,751
SeaBright Insurance Holdings, Inc.*	500	5,710
Cedar Shopping Centers, Inc.	885	5,708
Flushing Financial Corp.	497	5,666
Compass Diversified Trust	540	5,654
1st Source Corp.	346	5,640
Northfield Bancorp, Inc.	440	5,632
First Bancorp Puerto Rico	1,833	5,591
Washington Trust Bancorp, Inc.	319	5,589
FPIC Insurance Group, Inc.*	166	5,569
Nelnet, Inc. — Class A*	441	5,486
Great Southern Bancorp, Inc.	230	5,453
Danvers Bancorp, Inc.	397	5,395
Bancfirst Corp.	146	5,392
Cardinal Financial Corp.	648	5,333
Harleysville National Corp.	979	5,218
Oppenheimer Holdings, Inc. — Class A	210	5,113
Safeguard Scientifics, Inc.*	464	5,090
Triko Bancshares	310	5,084
Capital Southwest Corp.	66	5,065
Ashford Hospitality Trust, Inc.*	1,417	4,903
United Community Banks, Inc.*	977	4,884
Presidential Life Corp.	468	4,848
Orrstown Financial Services, Inc.	125	4,830
Saul Centers, Inc.	150	4,815
Citizens, Inc.*	759	4,812

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

NorthStar Realty Finance Corp.	1,349	$4,735
Stewart Information Services Corp.	382	4,725
First Industrial Realty Trust, Inc.	900	4,725
BankFinancial Corp.	492	4,713
Southwest Bancorp, Inc.	328	4,605
ESSA Bancorp, Inc.	346	4,571
BGC Partners, Inc. — Class A	1,056	4,520
Consolidated-Tomoka Land Co.	118	4,519
First Mercury Financial Corp.	338	4,502
Baldwind & Lyons, Inc. — Class B	190	4,455
Strategic Hotel Capital, Inc.*	1,712	4,434
Kite Realty Group Trust	1,057	4,408
Westwood Holdings Group, Inc.	127	4,407
Heartland Financial USA, Inc.	298	4,395
CapLease, Inc.	1,087	4,381
Credit Acceptance Corp.*	136	4,378
Penson Worldwide Company, Inc.*	446	4,344
First Financial Holdings, Inc.	272	4,344
RAIT Investment Trust	1,477	4,342
Home Federal Bancorp, Inc.	380	4,340
National Bankshares, Inc.	170	4,326
Kearny Financial Corp.	414	4,314
Gladstone Capital Corp.	482	4,304
MVC Capital, Inc.	490	4,302
LaBranche & Company, Inc.*	1,256	4,270
United Financial Bancorp, Inc.	366	4,238
PMA Capital Corp.*	741	4,216
Republic Bancorp, Inc.	209	4,172
Education Realty Trust, Inc.	702	4,163
Donegal Group, Inc. — Class A	261	4,030
Union Bankshares Corp.	320	3,984
Encore Capital Group, Inc.*	295	3,968
Capital City Bank Group, Inc.	274	3,891
PennantPark Investment Corp.	478	3,877
Abington Bancorp, Inc.	499	3,862
German American Bancorp	245	3,800
Smithtown Bancorp, Inc.	329	3,797
Bank of Marin Bancorp	120	3,760
Harris & Harris Group, Inc.*	588	3,675
First Bancorp, Inc.	196	3,646
WSFS Financial Corp.	136	3,623
Agree Realty Corp.	158	3,623
Nara Bancorp, Inc.	516	3,586

		Market
	Shares	Value

US Global Investors, Inc. - Class A	288	$3,551
NGP Capital Resources Co.	488	3,543
Ames National Corp.	146	3,520
Lakeland Bancorp, Inc.	466	3,495
American Physicians Service Group, Inc.	150	3,456
CNB Financial Corp.	200	3,434
Bridge Bancorp, Inc.	140	3,406
First Merchants Corp.	479	3,339
Associated Estates Realty Corp.	343	3,300
First of Long Island Corp.	124	3,297
First Community Bancshares, Inc.	259	3,269
Wilshire Bancorp, Inc.	443	3,252
Shore Bancshares, Inc.	191	3,195
JMP Group, Inc.	330	3,188
South Financial Group, Inc.	2,161	3,177
Cogdell Spencer, Inc.	661	3,173
American Safety Insurance Holdings Ltd.*	200	3,160
ViewPoint Financial Group	225	3,159
Ramco-Gershenson Properties Trust	354	3,158
Monmouth Real Estate Investment Corp. — Class A	452	3,146
Oritani Financial Corp.	230	3,137
MainSource Financial Group, Inc.	460	3,128
Kayne Anderson Energy Development Co.	234	3,096
First Marblehead Corp.*	1,407	3,095
Peoples Bancorp, Inc.	236	3,080
FCStone Group, Inc.*	638	3,075
Pacific Continental Corp.	292	3,075
Peapack Gladstone Financial Corp.	190	3,051
United Security Bancshares	136	3,018
Hersha Hospitality Trust	970	3,007
TICC Capital Corp.	595	2,999
Kansas City Life Insurance Co.	96	2,989
Life Partners Holdings, Inc.	166	2,971
Sterling Bancorp	410	2,960
Citizens & Northern Corp.	197	2,914
Medallion Financial Corp.	342	2,859
Glimcher Realty Trust	779	2,859

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

American National Bankshares, Inc.	131	$2,858
First Defiance Financial Corp.	190	2,833
State Bancorp, Inc.	334	2,822
ESB Financial Corp.	208	2,785
First Busey Corp.	590	2,773
Bryn Mawr Bank Corp.	157	2,743
Gladstone Commercial Corp.	200	2,736
Diamond Hill Investment Group, Inc.*	46	2,667
Mission West Properties	395	2,658
Winthrop Realty Trust	272	2,649
CoBiz Financial, Inc.	528	2,629
Sanders Morris Harris Group	443	2,618
Farmers Capital Bank Corp.	146	2,610
Penns Woods Bancorp, Inc.	80	2,561
Alliance Financial Corp.	94	2,543
Resource Capital Corp.	466	2,535
Financial Institutions, Inc.	252	2,512
Kohlberg Capital Corp.	414	2,496
Epoch Holding Corp.	284	2,485
Thomas Weisel Partners Group, Inc.*	462	2,467
Asset Acceptance Capital Corp.*	340	2,465
First Financial Northwest, Inc.	420	2,444
Home Bancorp, Inc.*	200	2,434
Avatar Holdings, Inc.*	128	2,432
FBR Capital Markets Corp.*	410	2,431
Gladstone Investment Corp.	500	2,425
EMC Insurance Group, Inc.	114	2,409
Sterling Financial Corp.*	1,201	2,402
Main Street Capital Corp.	168	2,391
Ohio Valley Banc Corp.	90	2,385
Citizens Holding Co.	90	2,381
Bar Harbor Bankshares	70	2,380
Roma Financial Corp.	190	2,362
Enterprise Financial Services Corp.	255	2,359
Gramercy Capital Corp.*	970	2,357
Merchants Bancshares, Inc.	110	2,350
Mercer Insurance Group, Inc.	130	2,349
Oceanfirst Financial Corp.	201	2,332
Cardtronics, Inc.*	297	2,323
National Interstate Corp.	132	2,310
Triangle Capital Corp.	186	2,295
China Housing & Land Development, Inc.*	590	2,271
Ameris Bancorp	312	2,234
Virtus Investment Partners, Inc.*	141	2,201
UCBH Holdings, Inc.	2,749	2,199

		Market
	Shares	Value

First South Bancorp, Inc.	191	$2,196
Citizens Banking Corp.*	2,878	2,187
Eagle Bancorp, Inc.*	228	2,184
BlackRock Kelso Capital Corp.	290	2,152
Northrim BanCorp, Inc.	140	2,135
Care Investment Trust, Inc.	278	2,132
Dynex Capital, Inc.	250	2,107
NewStar Financial, Inc.*	631	2,076
Cape Bancorp, Inc.*	270	2,074
Crawford & Co. — Class B*	468	2,064
Rewards Network, Inc.*	150	2,061
Clifton Savings Bancorp, Inc.	210	2,058
Rockville Financial, Inc.	190	2,043
Tower Bancorp, Inc.	77	2,023
NASB Financial, Inc.	76	1,999
Bancorp Rhode Island, Inc.	80	1,998
Chicopee Bancorp, Inc.*	150	1,982
Washington Banking Co.	210	1,945
Sierra Bancorp	161	1,934
NYMAGIC, Inc.	110	1,899
Anthracite Capital, Inc.*	1,801	1,891
Center Bancorp, Inc.	250	1,883
International Assets Holding Corp.*	112	1,849
Meridian Interstate Bancorp, Inc.*	216	1,836
Primus Guaranty Ltd.*	419	1,789
West Bancorporation, Inc.	360	1,786
Centerstate Banks of Florida, Inc.	226	1,783
Guaranty Bancorp*	1,197	1,772
Legacy Bancorp, Inc.	166	1,743
CompuCredit Holdings Corp.*	369	1,738
Eastern Insurance Holdings, Inc.	180	1,715
Yadkin Valley Financial Corp.	367	1,714
Bank of Kentucky Financial Corp.	80	1,693
Hallmark Financial Services, Inc.*	210	1,691
Norwood Financial Corp.	54	1,679
Central Pacific Financial Corp.	659	1,661
Heritage Financial Corp.	126	1,657
Century Bancorp, Inc.	76	1,649
UMH Properties, Inc.	202	1,646
Sun Bancorp, Inc.*	311	1,642
Bancorp/DE, Inc.*	285	1,630
Flagstar Bancorp, Inc.*	1,529	1,575

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Enterprise Bancorp, Inc.	120	$1,536
Pacific Capital Bancorp	1,066	1,535
Universal Insurance Holdings, Inc.	300	1,509
Peoples Financial Corp.	80	1,489
Pzena Investment Management, Inc. — Class A*	176	1,438
Old Second Bancorp, Inc.	248	1,421
Resource America, Inc. — Class A	287	1,380
Premierwest Bancorp	509	1,379
Metro Bancorp, Inc.*	112	1,363
Midsouth Bancorp, Inc.	102	1,346
Auburn National Bancorporation, Inc.	52	1,269
First Financial Service Corp.	90	1,212
Fox Chase Bancorp, Inc.*	120	1,202
Hampton Roads Bankshares, Inc.	415	1,195
Wilber Corp.	140	1,176
Tree.com, Inc.*	150	1,133
Santander BanCorp*	110	1,073
First Acceptance Corp.*	377	1,018
Porter Bancorp, Inc.	62	1,011
Banner Corp.	367	1,002
Northeast Community Bancorp, Inc.	130	959
Kentucky First Federal Bancorp	76	949
Brooklyn Federal Bancorp, Inc.	76	927
Independence Holding Co.	154	906
Waterstone Financial, Inc.*	165	835
Old Point Financial Corp.	50	833
K-Fed Bancorp	90	812
Prudential Bancorp of Pennsylvania, Inc.	80	803
American Realty Investors, Inc.*	65	752
Republic First Bancorp, Inc.*	163	740
First California Financial Group, Inc.*	130	624
California First National Bancorp.	50	554
Cheviot Financial Corp.	60	514
QC Holdings, Inc.	74	500
Doral Financial Corp.*	128	474
Transcontinental Realty Investors, Inc.*	40	468
Heritage Financial Group	52	431

Total Financials		3,931,112

		Market
	Shares	Value

INFORMATION TECHNOLOGY 9.9%
Perot Systems Corp. — Class A*	1,986	$58,984
Palm, Inc.*	3,149	54,887
Polycom, Inc.*	1,910	51,092
Skyworks Solutions, Inc.*	3,814	50,497
Solera Holdings, Inc.	1,582	49,216
3Com Corp.*	8,839	46,228
Informatica Corp.*	1,986	44,844
Jack Henry & Associates, Inc.	1,909	44,804
TIBCO Software, Inc.*	4,010	38,055
Atheros Communications, Inc.*	1,391	36,903
Arris Group, Inc.*	2,823	36,727
Parametric Technology Corp.*	2,650	36,623
Concur Technologies, Inc.*	910	36,182
Digital River, Inc.*	865	34,877
Omniture, Inc.*	1,538	32,975
RF Micro Devices, Inc.*	6,062	32,917
CACI International, Inc. — Class A*	675	31,907
ADTRAN, Inc.	1,260	30,933
Tessera Technologies, Inc.*	1,107	30,874
Plantronics, Inc.	1,115	29,893
Microsemi Corp.*	1,850	29,211
Blackboard, Inc.*	724	27,353
Formfactor, Inc.*	1,139	27,245
Riverbed Technology, Inc.*	1,240	27,230
Anixter International, Inc.*	677	27,154
Benchmark Electronics, Inc.*	1,490	26,820
Euronet Worldwide, Inc.*	1,112	26,721
Cybersource Corp.*	1,577	26,289
Cymer, Inc.*	676	26,269
ValueClick, Inc.*	1,990	26,248
VeriFone Holdings, Inc.*	1,650	26,218
Rackspace Hosting*	1,520	25,931
Triquint Semiconductor, Inc.*	3,353	25,885
Wright Express Corp.*	877	25,880
Quest Software, Inc.*	1,513	25,494
Tekelec*	1,517	24,924
TiVo, Inc.*	2,389	24,750
Gartner, Inc. — Class A*	1,345	24,573
Fair Isaac Corp.	1,116	23,983
Mantech International Corp. — Class A*	502	23,674
Semtech Corp.*	1,389	23,627
Plexus Corp.*	894	23,548

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

j2 Global Communications, Inc.*	1,018	$23,424
Blackbaud, Inc.	1,004	23,293
InterDigital, Inc.*	1,000	23,160
Ariba, Inc.*	1,987	23,049
Mercadolibre, Inc.*	591	22,730
Unisys Corp.*	8,441	22,537
Starent Networks Corp.*	885	22,497
MKS Instruments, Inc.*	1,122	21,643
Comtech Telecommunications Corp.*	637	21,161
FEI Co.*	845	20,829
SPSS, Inc.*	415	20,729
Progress Software Corp.*	909	20,589
SRA International, Inc. — Class A*	952	20,554
Avocent Corp.*	1,013	20,534
Take-Two Interactive Software, Inc.*	1,829	20,503
Blue Coat Systems, Inc.*	898	20,286
EarthLink, Inc.	2,409	20,260
Mentor Graphics Corp.*	2,152	20,035
Intermec, Inc.*	1,406	19,825
Synaptics, Inc.*	780	19,656
Commvault Systems, Inc.*	947	19,650
Lawson Software, Inc.*	3,133	19,550
Emulex Corp.*	1,884	19,386
MAXIMUS, Inc.	404	18,826
OmniVision Technologies, Inc.*	1,138	18,527
ADC Telecommunications, Inc.*	2,207	18,406
Netlogic Microsystems, Inc.*	408	18,360
Cabot Microelectronics Corp.*	526	18,336
Net 1 UEPS Technologies, Inc.*	870	18,235
Power Integrations, Inc.	540	17,998
Monolithic Power Systems, Inc.*	766	17,963
Hittite Microwave Corp.*	485	17,838
Cavium Networks, Inc.*	826	17,734
Scansource, Inc.*	606	17,162
Amkor Technology, Inc.*	2,488	17,117
Veeco Instruments, Inc.*	727	16,954
Websense, Inc.*	1,006	16,901
STEC, Inc.*	555	16,311
DealerTrack Holdings, Inc.*	860	16,263
Ultimate Software Group, Inc.*	562	16,141
Taleo Corp.*	711	16,097
TNS, Inc.*	579	15,865

		Market
	Shares	Value

ViaSat, Inc.*	592	$15,735
Sapient Corp.*	1,929	15,509
United Online, Inc.	1,910	15,356
Infinera Corp.*	1,919	15,256
Rofin-Sinar Technologies, Inc.*	657	15,085
Applied Micro Circuits Corp.*	1,497	14,955
Cognex Corp.	912	14,939
MicroStrategy, Inc. — Class A*	205	14,666
Checkpoint Systems, Inc.*	890	14,632
Acxiom Corp.*	1,546	14,625
Harmonic, Inc.*	2,180	14,562
Netgear, Inc.*	779	14,295
Advent Software, Inc.*	349	14,047
Syntel, Inc.	294	14,033
Zoran Corp.*	1,178	13,571
AsiaInfo Holdings, Inc.*	667	13,320
SYNNEX Corp.*	437	13,320
Sycamore Networks, Inc.*	4,390	13,258
SAVVIS, Inc.*	827	13,083
JDA Software Group, Inc.*	596	13,076
Diodes, Inc.*	722	13,061
ATMI, Inc.*	719	13,050
Littelfuse, Inc.*	496	13,015
Entegris, Inc.*	2,586	12,801
Insight Enterprises, Inc.*	1,047	12,784
CSG Systems International, Inc.*	795	12,728
Electronics for Imaging, Inc.*	1,120	12,622
Teletech Holdings, Inc.*	738	12,590
Heartland Payment Systems, Inc.	861	12,493
Netezza Corp.*	1,083	12,173
ACI Worldwide, Inc.*	797	12,059
Tyler Technologies, Inc.*	705	12,048
SuccessFactors, Inc.*	852	11,988
Pegasystems, Inc.	347	11,982
Park Electrochemical Corp.	484	11,931
L-1 Identity Solutions, Inc.*	1,704	11,911
Aruba Networks, Inc.*	1,340	11,846
GSI Commerce, Inc.*	604	11,663
Standard Microsystems Corp.*	500	11,605
Coherent, Inc.*	490	11,427
Brooks Automation, Inc.*	1,469	11,355
TTM Technologies, Inc.*	980	11,241
Art Technology Group, Inc.*	2,887	11,144
MTS Systems Corp.	380	11,100
DTS, Inc. — Class A*	397	10,870
Sourcefire, Inc.*	505	10,842

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Manhattan Associates, Inc.*	536	$10,827
Rogers Corp.*	360	10,789
EPIQ Systems, Inc.*	738	10,701
Advanced Energy Industries, Inc.*	748	10,652
Constant Contact, Inc.*	550	10,587
THQ, Inc.*	1,540	10,534
SonicWALL, Inc.*	1,227	10,307
NIC, Inc.	1,148	10,206
ArcSight, Inc.*	422	10,158
Brightpoint, Inc.*	1,142	9,993
Sonus Networks, Inc.*	4,706	9,977
Black Box Corp.	397	9,961
Cogent, Inc.*	972	9,817
Forrester Research, Inc.*	364	9,697
DG FastChannel, Inc.*	453	9,486
Move, Inc.*	3,513	9,485
Echelon Corp.*	735	9,459
Volterra Semiconductor Corp.*	514	9,442
Harris Stratex Networks — Class A*	1,347	9,429
Maxwell Technologies, Inc.*	508	9,362
Adaptec, Inc.*	2,779	9,282
Avid Technology, Inc.*	638	8,989
Kulicke & Soffa Industries, Inc.*	1,490	8,985
Acme Packet, Inc.*	889	8,899
MSC.Software Corp.*	1,039	8,738
comScore, Inc.*	485	8,735
Sigma Designs, Inc.*	598	8,689
Technitrol, Inc.	936	8,621
Ebix, Inc.*	155	8,581
ModusLink Global Solutions, Inc.*	1,042	8,430
Micrel, Inc.	1,030	8,395
Electro Scientific Industries, Inc.*	620	8,302
Cirrus Logic, Inc.*	1,485	8,257
Terremark Worldwide, Inc.*	1,293	8,042
IPG Photonics Corp.*	527	8,010
Smith Micro Software, Inc.*	648	8,009
Universal Display Corp.*	669	7,988
Stratasys, Inc.*	459	7,876
ShoreTel, Inc.*	1,003	7,833
Novatel Wireless, Inc.*	689	7,827
Vocus, Inc.*	369	7,708
Knot, Inc.*	694	7,578
Netscout Systems, Inc.*	558	7,539
S1 Corp.*	1,207	7,459
Methode Electronics, Inc. — Class A	859	7,448

		Market
	Shares	Value

Supertex, Inc.*	248	$7,440
Kopin Corp.*	1,540	7,392
EMS Technologies, Inc.*	354	7,370
Bottomline Technologies, Inc.*	571	7,366
TeleCommunication Systems, Inc. — Class A*	872	7,290
Actel Corp.*	595	7,241
RightNow Technologies, Inc.*	499	7,206
Cohu, Inc.	529	7,173
Newport Corp.*	817	7,157
Ultratech, Inc.*	540	7,144
RealNetworks, Inc.*	1,890	7,031
CTS Corp.	756	7,031
Internet Capital Group, Inc.*	836	6,989
Ness Technologies, Inc.*	877	6,920
3PAR, Inc.*	626	6,905
Kenexa Corp. — Class A*	512	6,902
Epicor Software Corp.*	1,079	6,873
Global Cash Access Holdings, Inc.*	939	6,864
Compellent Technologies, Inc.*	378	6,823
Loral Space & Communications, Inc.*	248	6,815
Oplink Communications, Inc.*	468	6,795
Anadigics, Inc.*	1,438	6,773
Radiant Systems, Inc.*	626	6,723
Intevac, Inc.*	496	6,666
Faro Technologies, Inc.*	382	6,563
OSI Systems, Inc.*	358	6,548
Cray, Inc.*	782	6,514
Daktronics, Inc.	755	6,470
Multi-Fineline Electronix, Inc.*	222	6,374
Ciber, Inc.*	1,572	6,288
Imation Corp.	677	6,276
Switch & Data Facilities Company, Inc.*	460	6,261
Infospace, Inc.*	797	6,169
SolarWinds, Inc.*	277	6,102
Quantum Corp.*	4,795	6,042
NVE Corp.*	112	5,954
Lattice Semiconductor Corp.*	2,631	5,920
Hughes Communications, Inc.*	195	5,916
Actuate Corp.*	1,021	5,901
MoneyGram International, Inc.*	1,879	5,900
Exar Corp.*	799	5,873

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

i2 Technologies, Inc.*	366	$5,871
Cass Information Systems, Inc.	191	5,703
Extreme Networks, Inc.*	2,032	5,690
Pericom Semiconductor Corp.*	578	5,670
NetSuite, Inc.*	370	5,661
Anaren, Inc.*	330	5,610
Interactive Intelligence, Inc.*	290	5,542
infoGROUP, Inc.*	781	5,475
Seachange International, Inc.*	719	5,393
Utstarcom, Inc.*	2,578	5,388
Perficient, Inc.*	650	5,376
Synchronoss Technologies, Inc.*	430	5,362
China Security & Surveillance Technology, Inc.*	750	5,355
Comverge, Inc.*	430	5,250
Symmetricom, Inc.*	997	5,164
Rudolph Technologies, Inc.*	695	5,143
Symyx Technologies, Inc.*	776	5,137
Mercury Computer Systems, Inc.*	518	5,107
ExlService Holdings, Inc.*	340	5,052
Internet Brands, Inc. — Class A*	626	4,995
Ixia*	720	4,939
Openwave Systems, Inc.*	1,898	4,935
Ceva, Inc.*	450	4,838
Network Equipment Technologies, Inc.*	667	4,822
Powerwave Technologies, Inc.*	3,011	4,818
Digi International, Inc.*	558	4,754
LivePerson, Inc.*	940	4,738
Electro Rent Corp.	411	4,735
Radisys Corp.*	531	4,614
IXYS Corp.*	540	4,595
Silicon Graphics International Corp.*	677	4,543
Photronics, Inc.*	956	4,531
Vasco Data Security International*	608	4,511
iGate Corp.	516	4,427
NCI, Inc.*	154	4,414
Super Micro Computer, Inc.*	520	4,399
Silicon Storage Technology, Inc.*	1,812	4,385
Semitool, Inc.*	517	4,369
Rubicon Technology, Inc.*	290	4,304
Bel Fuse, Inc. — Class B	225	4,282
DSP Group, Inc.*	520	4,233

		Market
	Shares	Value

Web.com Group, Inc.*	595	$4,219
Silicon Image, Inc.*	1,709	4,153
LoopNet, Inc.*	459	4,149
Monotype Imaging Holdings, Inc.*	490	4,121
DemandTec, Inc.*	455	4,018
Smart Modular Technologies WWH, Inc.*	840	3,998
DivX, Inc.*	727	3,969
Techwell, Inc.*	361	3,964
Double-Take Software, Inc.*	387	3,944
Innodata Isogen, Inc.*	490	3,896
MIPS Technology, Inc.*	1,031	3,887
Advanced Analogic Technologies*	979	3,887
FalconStor Software, Inc.*	779	3,872
Airvana, Inc.*	565	3,825
Trident Microsystems, Inc.*	1,438	3,724
Internap Network Services Corp.*	1,157	3,714
PROS Holdings, Inc.*	432	3,637
Liquidity Services, Inc.*	351	3,622
Isilon Systems, Inc.*	593	3,617
Rimage Corp.*	210	3,589
Online Resources Corp.*	580	3,579
Cogo Group, Inc.*	580	3,550
Intellon Corp.*	490	3,474
Measurement Specialties, Inc.*	337	3,441
Globecomm Systems, Inc.*	472	3,431
China Information Security Technology, Inc.*	615	3,407
Lionbridge Technologies, Inc.*	1,309	3,403
Tier Technologies, Inc. — Class B*	400	3,392
American Software, Inc. — Class A	510	3,330
Entropic Communications, Inc.*	1,203	3,296
Opnet Technologies, Inc.	300	3,279
BigBand Networks, Inc.*	808	3,240
Rosetta Stone, Inc.*	140	3,214
Zix Corp.*	1,448	3,186
KVH Industries, Inc.*	311	3,107
Limelight Networks, Inc.*	749	3,041
ActivIdentity Corp.*	1,047	2,900
Virtusa Corp.*	299	2,838
Phoenix Technologies, Ltd.*	752	2,745
Parkervision, Inc.*	671	2,744
Computer Task Group, Inc.*	335	2,717
Immersion Corp.*	633	2,709

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Deltek, Inc.*	349	$2,684
Chordiant Software, Inc.*	689	2,680
Integral Systems, Inc.*	388	2,677
PC-Tel, Inc.*	427	2,669
OpenTV Corp.*	1,928	2,661
Keynote Systems, Inc.*	278	2,622
Dynamics Research Corp.*	200	2,604
PLX Technology, Inc.*	767	2,585
Hackett Group, Inc.*	879	2,549
support.com, Inc.*	1,057	2,537
Unica Corp.*	319	2,431
White Electronics Designs Corp.*	520	2,402
Spectrum Control, Inc.*	280	2,377
Saba Software, Inc.*	558	2,349
Startek, Inc.*	268	2,326
Dice Holdings, Inc.*	354	2,322
Zygo Corporation, Inc.*	340	2,305
Agilysys, Inc.	349	2,300
Emcore Corp.*	1,721	2,237
GSE Systems, Inc.*	358	2,227
Marchex, Inc.	448	2,200
Microtune, Inc.*	1,189	2,164
Information Services Group, Inc.*	541	2,159
SRS Labs, Inc.*	270	1,974
OpenTable, Inc.*	70	1,929
Virage Logic Corp.*	369	1,922
China TransInfo Technology Corp.*	200	1,892
Opnext, Inc.*	631	1,849
CPI International, Inc.*	163	1,824
Callidus Software, Inc.*	590	1,776
Pervasive Software, Inc.*	346	1,713
Travelzoo, Inc.*	120	1,696
GSI Technology, Inc.*	415	1,656
PC Mall, Inc.*	235	1,612
Communications Systems, Inc.	136	1,588
Ipass, Inc.*	1,148	1,584
ICx Technologies, Inc.*	257	1,521
TechTarget, Inc.*	260	1,482
Renaissance Learning, Inc.	146	1,451
DDi Corp.*	340	1,445
Imergent, Inc.	180	1,418
MEMSIC, Inc.*	349	1,309
QAD, Inc.	276	1,256
ePlus, Inc.*	80	1,244
PAR Technology Corp.*	190	1,212
X-Rite, Inc.*	587	1,180
PC Connection, Inc.*	215	1,170
eLoyalty Corp.*	146	1,169
RAE Systems, Inc.*	927	1,020

Total Information Technology		3,923,977

		Market
	Shares	Value

INDUSTRIALS 8.0%
Nordson Corp.	770	$43,189
Watson Wyatt & Company, Holdings	973	42,384
GrafTech International Ltd.*	2,749	40,410
EMCOR Group, Inc.*	1,499	37,955
Regal-Beloit Corp.	815	37,254
Tetra Tech, Inc.*	1,370	36,346
Clarcor, Inc.	1,158	36,315
Curtiss-Wright Corp.	1,027	35,052
Woodward Governor Co.	1,378	33,430
JetBlue Airways Corp.*	5,575	33,338
American Superconductor Corp.*	986	33,070
Brady Corp. — Class A	1,089	31,276
Watsco, Inc.	578	31,160
Acuity Brands, Inc.	966	31,115
Avis Budget Group, Inc.*	2,318	30,968
UAL Corp.*	3,285	30,288
Teledyne Technologies, Inc.*	817	29,404
Baldor Electric Co.	1,064	29,090
Moog, Inc. — Class A*	968	28,556
Clean Harbors, Inc.*	489	27,511
Esterline Technologies Corp.*	678	26,584
United Stationers, Inc.*	535	25,471
Hexcel Corp.*	2,201	25,179
Kaydon Corp.	760	24,639
Belden CDT, Inc.	1,061	24,509
Genesee & Wyoming, Inc. — Class A*	807	24,468
Granite Construction, Inc.	780	24,133
HNI Corp.	1,015	23,954
Actuant Corp. — Class A	1,486	23,865
ESCO Technologies, Inc.*	603	23,758
Geo Group, Inc.*	1,165	23,498
Heico Corp.	526	22,807
MPS Group, Inc.*	2,107	22,166
Alaska Air Group, Inc.*	827	22,155
Briggs & Stratton Corp.	1,137	22,069
ABM Industries, Inc.	1,047	22,029
Simpson Manufacturing Company, Inc.	871	22,001
Knight Transportation, Inc.	1,298	21,780
SkyWest, Inc.	1,270	21,057
Herman Miller, Inc.	1,228	20,765
Middleby Corp.*	370	20,354
Applied Industrial Technologies, Inc.	958	20,271

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

EnerSys*	916	$20,262
Mueller Industries, Inc.	845	20,170
Watts Industries, Inc. — Class A	665	20,116
Deluxe Corp.	1,173	20,058
Old Dominion Freight Line, Inc.*	643	19,566
HUB Group, Inc. — Class A*	850	19,422
Corporate Executive Board Co.	779	19,397
Otter Tail Power Co.	808	19,335
Orbital Sciences Corp.*	1,290	19,311
AAR Corp.*	876	19,219
A.O. Smith Corp.	496	18,898
Rollins, Inc.	996	18,775
CoStar Group, Inc.*	445	18,343
Healthcare Services Group	990	18,176
Barnes Group, Inc.	1,059	18,098
Werner Enterprises, Inc.	970	18,071
Triumph Group, Inc.	374	17,948
Resources Connection, Inc.*	1,025	17,486
Universal Forest Products, Inc.	441	17,402
Arkansas Best Corp.	580	17,365
AirTran Holdings, Inc.*	2,737	17,106
Insituform Technologies, Inc. — Class A*	886	16,958
Mine Safety Appliances Co.	608	16,726
Heartland Express, Inc.	1,148	16,531
Sykes Enterprises, Inc.*	792	16,489
Beacon Roofing Supply, Inc.*	1,030	16,459
EnergySolutions, Inc.	1,718	15,840
Navigant Consulting, Inc.*	1,141	15,403
Franklin Electric Company, Inc.	533	15,281
Forward Air Corp.	657	15,210
Korn/Ferry International, Inc.*	1,017	14,838
Ameron International Corp.	212	14,836
Mastec, Inc.*	1,189	14,446
Mueller Water Products, Inc. - Class A	2,632	14,423
II-Vi, Inc.*	562	14,297
Cubic Corp.	358	14,130
US Airways Group, Inc.*	3,005	14,123
Mobile Mini, Inc.*	813	14,114
United Rentals, Inc.*	1,367	14,080
TrueBlue, Inc.*	998	14,042
Layne Christensen Co.*	436	13,974
Robbins & Myers, Inc.	595	13,971
Chart Industries, Inc.*	646	13,947
American Science & Engineering, Inc.	198	13,472

		Market
	Shares	Value

Allegiant Travel Co.*	350	$13,332
Kaman Corp. — Class A	591	12,990
Badger Meter, Inc.	326	12,613
Administaff, Inc.	479	12,583
Huron Consulting Group, Inc.*	487	12,579
Tutor Perini Corp.*	590	12,567
Atlas Air Worldwide Holdings Company, Inc.*	389	12,436
Interline Brands, Inc.*	737	12,418
Quanex Building Products Corp.	864	12,407
Tennant Co.	426	12,380
Genco Shipping & Trading Ltd.	592	12,302
Dollar Thrifty Automotive Group, Inc.*	496	12,197
Energy Conversion Devices, Inc.*	1,044	12,090
Albany International Corp. — Class A	620	12,028
RBC Bearings, Inc.*	498	11,618
Mcgrath Rentcorp	544	11,571
Orion Marine Group, Inc.*	558	11,461
John Bean Technologies Corp.	627	11,393
Circor International, Inc.	398	11,247
GeoEye, Inc.*	419	11,229
AZZ, Inc.*	279	11,207
Knoll, Inc.	1,070	11,160
Lindsay Manufacturing Co.	280	11,026
Dycom Industries, Inc.*	890	10,947
Ceradyne, Inc.*	590	10,815
Astec Industries, Inc.*	410	10,443
EnPro Industries, Inc.*	456	10,424
Aircastle Ltd.	1,065	10,299
School Specialty, Inc.*	431	10,223
Comfort Systems USA, Inc.	879	10,188
EnerNOC, Inc.*	306	10,147
DynCorp International, Inc. - Class A*	563	10,134
Steelcase, Inc. — Class A	1,629	10,116
Griffon Corp.*	989	9,959
Raven Industries, Inc.	371	9,917
Tredegar Corp.	682	9,889
Hawaiian Holdings, Inc.*	1,169	9,656
Apogee Enterprises, Inc.	636	9,553
Encore Wire Corp.	424	9,472
Ennis Business Forms, Inc.	587	9,468
G & K Services, Inc. — Class A	424	9,396
Viad Corp.	471	9,378

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Rush Enterprises, Inc. — Class A*	725	$9,367
Interface, Inc. — Class A	1,109	9,205
Microvision, Inc.*	1,666	9,180
Amerco, Inc.*	200	9,172
Heidrick & Struggles International, Inc.	389	9,048
ACCO Brands Corp.*	1,246	8,996
ATC Technology Corp.*	447	8,833
Exponent, Inc.*	313	8,817
Advisory Board Co.*	349	8,774
Force Protection, Inc.*	1,598	8,725
Cenveo, Inc.*	1,210	8,373
Gorman-Rupp Co.	336	8,370
Blount International, Inc.*	882	8,353
Aerovironment, Inc.*	295	8,287
Gibraltar Industries, Inc.	623	8,267
Evergreen Solar, Inc.*	4,284	8,225
MYR Group/Delaware, Inc.*	390	8,225
RSC Holdings, Inc.*	1,119	8,135
Federal Signal Corp.	1,108	7,967
American Ecology Corp.	423	7,910
American Reprographics Co.*	826	7,864
Kforce, Inc.*	650	7,813
Ener1, Inc.*	1,092	7,557
NACCO Industries, Inc. — Class A	124	7,449
CBIZ, Inc.*	996	7,430
Kelly Services, Inc.	602	7,405
Spherion Corp.*	1,175	7,297
DigitalGlobe, Inc.*	326	7,293
Republic Airways Holdings, Inc.*	779	7,268
Team, Inc.*	427	7,238
Titan International, Inc.	803	7,147
Northwest Pipe Co.*	209	7,008
H&E Equipment Services, Inc.*	615	6,968
Applied Signal Technology, Inc.	297	6,911
LB Foster Co. — Class A*	225	6,881
CRA International, Inc.*	252	6,877
Powell Industries, Inc.*	178	6,833
Altra Holdings, Inc.*	609	6,815
Taser International, Inc.*	1,407	6,641
Stanley, Inc.*	258	6,636
Polypore International, Inc.*	509	6,571
Michael Baker Corp.*	180	6,541
Columbus McKinnon Corp. — Class A*	431	6,530
Freightcar America, Inc.	268	6,512
Trex Company, Inc.*	354	6,443

		Market
	Shares	Value

Great Lakes Dredge & Dock Corporation Co.	913	$6,373
FuelCell Energy, Inc.*	1,490	6,362
Acacia Research — Acacia Technologies.*	725	6,315
Eagle Bulk Shipping, Inc.	1,223	6,274
American Commercial Lines, Inc.*	212	6,173
Gencorp, Inc.*	1,148	6,153
China Fire & Security Group, Inc.*	315	6,048
YRC Worldwide, Inc.*	1,358	6,043
Marten Transport Ltd.*	354	6,039
ICF International, Inc.*	197	5,973
Sun Hydraulics Corp.	282	5,939
Dynamic Materials Corp.	294	5,868
Argon ST, Inc.*	305	5,810
AAON, Inc.	288	5,783
K-Tron International, Inc.*	60	5,713
Colfax Corp.*	537	5,708
Broadwind Energy, Inc.*	719	5,673
Celadon Group, Inc.*	500	5,655
Cascade Corp.	208	5,562
Kimball International, Inc. — Class B	727	5,547
Cornell Companies, Inc.*	247	5,543
Ladish Company, Inc.*	366	5,538
Standex International Corp.	277	5,493
Bowne & Co., Inc.	702	5,405
Consolidated Graphics, Inc.*	216	5,389
Sterling Construction Company, Inc.*	296	5,301
Ampco-Pittsburgh Corp.	195	5,185
Advanced Battery Technologies, Inc.*	1,156	5,017
TAL International Group, Inc.	347	4,934
Harbin Electric, Inc.*	290	4,895
M&F Worldwide Corp.*	238	4,817
Tecumseh Products Co. — Class A*	424	4,804
Saia, Inc.*	297	4,776
On Assignment, Inc.*	815	4,768
Insteel Industries, Inc.	397	4,744
First Advantage Corp. — Class A*	253	4,693
American Woodmark Corp.	240	4,642
Ducommun, Inc.	241	4,557
Energy Recovery, Inc.*	770	4,481
Greenbrier Companies, Inc.	380	4,450
Houston Wire & Cable Co.	401	4,431
Fuel Tech, Inc.*	395	4,424
Pike Electric Corp.*	369	4,421

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Horizon Lines, Inc. — Class A	694	$4,407
Air Transport Services Group, Inc.*	1,269	4,391
Herley Industries, Inc.*	335	4,372
China BAK Battery, Inc.*	863	4,272
GT Solar International, Inc.*	717	4,166
Hill International, Inc.*	570	4,047
CDI Corp.	280	3,934
Schawk, Inc.	335	3,909
PMFG, Inc.*	297	3,819
Aceto Corp.	572	3,775
Titan Machinery, Inc.*	300	3,756
3D Systems Corp.*	405	3,738
VSE Corp.	95	3,706
Diamond Management & Technology Consultants	540	3,699
Multi-Color Corp.	239	3,688
Dynamex, Inc.*	223	3,642
Graham Corp.	232	3,608
Furmanite Corp.*	836	3,603
International Shipholding Corp.	116	3,574
Courier Corp.	230	3,485
Vicor Corp.*	450	3,474
Power-One, Inc.*	1,762	3,436
APAC Teleservices, Inc.*	580	3,428
Kadant, Inc.*	278	3,372
Volt Information Sciences, Inc.*	275	3,361
Textainer Group Holdings Ltd.	207	3,314
LaBarge, Inc.*	286	3,218
Met-Pro Corp.	325	3,149
Pacer International, Inc.	803	3,100
Fushi Copperweld, Inc.*	362	3,063
Metalico, Inc.*	701	2,923
Standard Parking Corp.*	166	2,903
LSI Industries, Inc.	434	2,886
Perma-Fix Environmental Services*	1,232	2,883
Innerworkings, Inc.*	558	2,757
GP Strategies Corp.*	360	2,696
PowerSecure International, Inc.*	394	2,671
TBS International Ltd. — Class A*	305	2,654
Ascent Solar Technologies, Inc.*	350	2,639
Hurco Companies, Inc.*	150	2,562
Miller Industries, Inc. — Class A*	230	2,530

		Market
	Shares	Value

Universal Truckload Services, Inc.	150	$2,477
Twin Disc, Inc.	194	2,419
Alamo Group, Inc.	153	2,417
Odyssey Marine Exploration, Inc.*	1,298	2,414
Ultrapetrol Bahamas Ltd.*	490	2,411
American Railcar Industries, Inc.	223	2,366
Standard Register Co.	400	2,352
USA Truck, Inc.*	180	2,286
Satcon Technology Corp.*	1,330	2,274
Patriot Transportation Holding, Inc.*	30	2,265
Argan, Inc.*	167	2,244
Flow International Corp.*	858	2,222
Todd Shipyards Corp.	134	2,203
Preformed Line Products Co.	55	2,203
ICT Group, Inc.*	207	2,174
COMSYS IT Partners, Inc.*	324	2,074
Valence Technology, Inc.*	1,149	2,068
Eastern Co.	130	2,067
DXP Enterprises, Inc.*	185	2,063
Astronics Corp.*	210	1,974
LMI Aerospace, Inc.*	196	1,966
Sauer, Inc.	248	1,902
Waste Services, Inc.*	409	1,890
Flanders Corp.*	364	1,878
Barrett Business Services, Inc.	176	1,862
SmartHeat, Inc.*	150	1,781
Trimas Corp.*	347	1,770
North American Galvanizing & Coating, Inc.*	285	1,730
Franklin Covey Co.*	290	1,697
Ultralife Batteries, Inc.*	275	1,667
CAI International, Inc.*	223	1,644
Builders FirstSource, Inc.*	366	1,596
Chase Corp.	131	1,533
Lawson Products, Inc.	88	1,532
Willis Lease Finance Corp.*	106	1,449
NCI Building Systems, Inc.*	446	1,427
Portec Rail Products, Inc.	150	1,424
Primoris Services Corp.	190	1,370
Orion Energy Systems, Inc.*	397	1,243
Omega Flex, Inc.	70	1,174
Integrated Electrical Services, Inc.*	130	1,047
BlueLinx Holdings, Inc.*	260	1,043
United Capital Corp.*	45	1,040
Heritage-Crystal Clean, Inc.*	60	765

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Amrep Corp. PLC*	30	$396

Total Industrials		3,193,280

HEALTH CARE 7.3%
Human Genome Sciences, Inc.*	3,505	65,964
Owens & Minor, Inc.	947	42,852
Onyx Pharmaceuticals, Inc.*	1,376	41,239
Steris Corp.	1,325	40,346
Thoratec Corp.*	1,285	38,897
NuVasive, Inc.*	831	34,703
Psychiatric Solutions, Inc.*	1,278	34,199
Varian, Inc.*	655	33,444
Quality Systems, Inc.	539	33,186
Auxilium Pharmaceuticals, Inc.*	968	33,115
Haemonetics Corp.*	589	33,055
Healthsouth Corp.*	2,013	31,483
Isis Pharmaceuticals, Inc.*	2,128	31,005
West Pharmaceutical Services, Inc.	753	30,579
Masimo Corp.*	1,158	30,340
PSS World Medical, Inc.*	1,357	29,623
athenahealth, Inc.*	764	29,315
American Medical Systems Holdings, Inc.*	1,691	28,612
Medicis Pharmaceutical Corp. — Class A	1,337	28,545
Immucor, Inc.*	1,608	28,462
Regeneron Pharmaceuticals, Inc.*	1,443	27,850
Amedisys, Inc.*	615	26,832
AMERIGROUP Corp.*	1,209	26,804
Cubist Pharmaceuticals, Inc.*	1,315	26,563
Dionex Corp.*	395	25,663
Seattle Genetics, Inc.*	1,818	25,507
Magellan Health Services, Inc.*	810	25,159
Eclipsys Corp.*	1,277	24,646
Catalyst Health Solutions, Inc.*	843	24,573
WellCare Health Plans, Inc.*	958	23,615
Salix Pharmaceuticals Ltd.*	1,103	23,450
Meridian Bioscience, Inc.	933	23,334
Chemed Corp.	513	22,516
HMS Holdings Corp.*	588	22,479
PDL BioPharma, Inc.	2,721	21,441
Savient Pharmaceuticals, Inc.*	1,387	21,082
Nektar Therapeutics*	2,111	20,561
ev3, Inc.*	1,651	20,324

		Market
	Shares	Value

Acorda Therapeutics, Inc.*	870	$20,254
MedAssets, Inc.*	894	20,178
Alkermes, Inc.*	2,162	19,869
Align Technology, Inc.*	1,326	18,856
Centene Corp.*	981	18,580
Alnylam Pharmaceuticals, Inc.*	818	18,552
Volcano Corp.*	1,097	18,452
Medivation, Inc.*	661	17,940
Theravance, Inc.*	1,217	17,817
Parexel International Corp.*	1,309	17,789
Cepheid, Inc.*	1,318	17,424
Martek Biosciences Corp.*	760	17,168
Viropharma, Inc.*	1,772	17,047
Par Pharmaceutical Companies, Inc.*	790	16,993
AMAG Pharmaceuticals, Inc.*	387	16,904
Gentiva Health Services, Inc.*	665	16,632
Vivus, Inc.*	1,588	16,595
Luminex Corp.*	956	16,252
Exelixis, Inc.*	2,432	15,516
Wright Medical Group, Inc.*	865	15,449
AmSurg Corp.*	700	14,861
Integra LifeSciences Holdings Corp.*	434	14,821
Invacare Corp.	658	14,660
Kindred Healthcare, Inc.*	891	14,461
Cell Therapeutics, Inc.*	11,721	14,417
XenoPort, Inc.*	665	14,118
Affymetrix, Inc.*	1,606	14,101
Genoptix, Inc.*	402	13,982
InterMune, Inc.*	870	13,859
Phase Forward, Inc.*	983	13,801
Healthspring, Inc.*	1,117	13,683
Geron Corp.*	2,030	13,317
Abaxis, Inc.*	497	13,295
Medicines Co.*	1,198	13,190
PharMerica Corp.*	704	13,073
Conceptus, Inc.*	695	12,885
inVentiv Health, Inc.*	762	12,748
Conmed Corp.*	661	12,671
MannKind Corp.*	1,272	12,529
Impax Laboratories, Inc.*	1,377	12,035
Greatbatch, Inc.*	533	11,977
Bruker BioSciences Corp.*	1,118	11,929
IPC The Hospitalist Company, Inc.*	374	11,762
Healthways, Inc.*	760	11,643
Celera Corp.*	1,868	11,638
Sirona Dental Systems, Inc.*	389	11,573
Orthofix International NV*	378	11,109
Merit Medical Systems, Inc.*	640	11,091

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Incyte Corp.*	1,627	$10,982
Landauer, Inc.	199	10,941
LHC Group, Inc.*	361	10,805
Halozyme Therapeutics, Inc.*	1,509	10,729
Analogic Corp.	286	10,588
Emergency Medical Services Corp. — Class A*	227	10,555
ICU Medical, Inc.*	285	10,505
SonoSite, Inc.*	390	10,319
Zoll Medical Corp.*	479	10,308
Allos Therapeutics, Inc.*	1,420	10,295
Pharmasset, Inc.*	479	10,126
MWI Veterinary Supply, Inc.*	250	9,987
Cyberonics, Inc.*	624	9,947
Emeritus Corp.*	451	9,899
Natus Medical, Inc.*	628	9,690
Neogen Corp.*	300	9,687
Facet Biotech Corp.*	556	9,613
Quidel Corp.*	590	9,576
ImmunoGen, Inc.*	1,166	9,456
Odyssey HealthCare, Inc.*	750	9,375
Bio-Reference Labs, Inc.*	268	9,219
Arena Pharmaceuticals, Inc.*	2,028	9,065
Computer Programs & Systems, Inc.	215	8,903
RehabCare Group, Inc.*	410	8,893
Optimer Pharmaceuticals, Inc.*	652	8,822
Sun Healthcare Group, Inc.*	1,000	8,640
Enzon Pharmaceuticals, Inc.*	1,032	8,514
Momenta Pharmaceuticals, Inc.*	801	8,499
SurModics, Inc.*	345	8,487
Symmetry Medical, Inc.*	816	8,462
DexCom, Inc.*	1,054	8,358
Res-Care, Inc.*	578	8,213
Immunomedics, Inc.*	1,480	8,170
Omnicell, Inc.*	723	8,054
Air Methods Corp.*	247	8,045
Hanger Orthopedic Group, Inc.*	580	8,045
Triple-S Management Corp. - Class B*	468	7,848
Angiodynamics, Inc.*	562	7,744
Sangamo Biosciences, Inc.*	940	7,717
Affymax, Inc.*	310	7,406
Micromet, Inc.*	1,095	7,293
Questcor Pharmaceuticals, Inc.*	1,304	7,198
Cypress Bioscience, Inc.*	873	7,132
Genomic Health, Inc.*	324	7,083

		Market
	Shares	Value

Vanda Pharmaceuticals, Inc.*	608	$7,077
AMN Healthcare Services, Inc.*	740	7,037
Rigel Pharmaceuticals, Inc.*	840	6,888
Abiomed, Inc.*	700	6,797
eResearch Technology, Inc.*	965	6,755
National Healthcare Corp.	180	6,712
Insulet Corp.*	592	6,648
Cross Country Healthcare, Inc.*	714	6,647
Orthovita, Inc.*	1,509	6,625
Palomar Medical Technologies, Inc.*	405	6,565
Endologix, Inc.*	1,059	6,555
Emergent Biosolutions, Inc.*	370	6,534
Protalix BioTherapeutics, Inc.*	789	6,517
BioScrip, Inc.*	948	6,408
Molina Healthcare, Inc.*	300	6,207
Cadence Pharmaceuticals, Inc.*	558	6,171
Ligand Pharmaceuticals, Inc. — Class B*	2,587	5,976
Accuray, Inc.*	905	5,883
Universal American Financial Corp.*	620	5,840
Ardea Biosciences, Inc.*	316	5,789
Atrion Corp.	40	5,776
Kendle International, Inc.*	343	5,735
Inspire Pharmaceuticals, Inc.*	1,088	5,679
I-Flow Corp.*	496	5,649
GTx, Inc.*	439	5,619
Novavax, Inc.*	1,406	5,568
Kensey Nash Corp.*	190	5,501
Spectrum Pharmaceuticals, Inc.*	807	5,431
RTI Biologics, Inc.*	1,237	5,381
Enzo Biochem, Inc.*	751	5,317
Cytokinetics, Inc.*	1,003	5,306
Hemispherx Biopharma, Inc.*	2,610	5,220
Dyax Corp.*	1,453	5,216
Zymogenetics, Inc.*	863	5,213
CryoLife, Inc.*	651	5,188
Depomed, Inc.*	1,170	5,113
Orexigen Therapeutics, Inc.*	512	5,043
Durect Corp.*	1,883	5,028
Ariad Pharmaceuticals, Inc.*	2,242	4,977
Almost Family, Inc.*	164	4,879
Aspect Medical Systems, Inc.*	400	4,792
Corvel Corp.*	166	4,714
Micrus Endovascular Corp.*	364	4,714

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Assisted Living Concepts, Inc. — Class A*	225	$4,662
Spectranetics Corp.*	727	4,660
SIGA Technologies, Inc.*	587	4,631
American Dental Partners, Inc.*	330	4,620
Albany Molecular Research, Inc.*	531	4,598
IRIS International, Inc.*	405	4,577
Sequenom, Inc.*	1,402	4,528
Obagi Medical Products, Inc.*	390	4,524
TomoTherapy, Inc.*	1,044	4,521
Somanetics Corp.*	280	4,514
Metabolix, Inc.*	438	4,503
Pozen, Inc.*	596	4,387
NPS Pharmaceuticals, Inc.*	1,080	4,342
Cantel Medical Corp.*	287	4,322
Clinical Data, Inc.*	259	4,318
Arqule, Inc.*	946	4,295
Cambrex Corp.*	673	4,240
Nabi Biopharmaceuticals*	1,177	4,225
Electro-Optical Sciences, Inc.*	441	4,225
Vital Images, Inc.*	331	4,144
US Physical Therapy, Inc.*	270	4,069
Hi-Tech Pharmacal Co., Inc.*	180	4,039
BioCryst Pharmaceuticals, Inc.*	490	4,038
Pain Therapeutics, Inc.*	787	3,982
Poniard Pharmaceuticals, Inc.*	530	3,964
BioMimetic Therapeutics, Inc.*	320	3,907
Maxygen Inc.*	584	3,907
Santarus, Inc.*	1,177	3,872
Lexicon Genetics, Inc.*	1,817	3,870
Medical Action Industries, Inc.*	319	3,850
StemCells, Inc.*	2,358	3,844
Chindex International, Inc.*	295	3,711
Discovery Laboratories, Inc.*	2,723	3,703
Vical, Inc.*	860	3,664
CardioNet, Inc.*	540	3,629
Idera Pharmaceuticals, Inc.*	488	3,616
SuperGen, Inc.*	1,351	3,607
Accelrys, Inc.*	617	3,579
Ensign Group, Inc.	253	3,550
NxStage Medical, Inc.*	530	3,546
Skilled Healthcare Group, Inc. - Class A*	441	3,541
Synovis Life Technologies, Inc.*	255	3,519

		Market
	Shares	Value

Repligen Corp.*	699	$3,502
Sciclone Pharmaceuticals, Inc.*	819	3,489
Nighthawk Radiology Holdings, Inc.*	475	3,434
AVI BioPharma, Inc.*	1,987	3,418
Alliance Imaging, Inc.*	601	3,402
Curis, Inc.*	1,450	3,393
ISTA Pharmaceuticals, Inc.*	760	3,390
HeartWare International, Inc.*	112	3,359
Alphatec Holdings, Inc.*	721	3,317
Young Innovations, Inc.	124	3,262
Progenics Pharmaceuticals, Inc.*	610	3,196
Myriad Pharmaceuticals, Inc.*	540	3,164
America Service Group, Inc.	190	3,143
Sunrise Senior Living, Inc.*	1,028	3,115
OncoGenex Pharmaceutical, Inc.*	86	3,096
Capital Senior Living Corp.*	507	3,093
Amicus Therapeutics, Inc.*	350	3,063
Bovie Medical Corp.*	389	3,054
Vascular Solutions, Inc.*	369	3,052
Orasure Technologies, Inc.*	1,047	3,036
BMP Sunstone Corp.*	739	3,008
Medcath Corp.*	340	2,982
MAKO Surgical Corp.*	340	2,978
Exactech, Inc.*	187	2,943
Ats Medical, Inc.*	1,080	2,894
AVANIR Pharmaceuticals, Inc. — Class A*	1,387	2,885
AMICAS, Inc.*	799	2,876
Allied Healthcare International, Inc.*	1,027	2,876
Clarient, Inc.*	678	2,854
Allion Heathcare, Inc.*	479	2,802
Providence Service Corp.*	240	2,798
Rochester Medical Corp.*	230	2,769
Neurocrine Biosciences, Inc.*	892	2,721
Health Grades, Inc.*	540	2,673
Stereotaxis, Inc.*	598	2,667
Array Biopharma, Inc.*	1,097	2,611
KV Pharmaceutical Co.*	848	2,603
Cutera, Inc.*	300	2,595
LCA-Vision, Inc.*	370	2,594
Cytori Therapeutics, Inc.*	651	2,571
Biospecifics Technologies Corp.*	80	2,561

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Infinity Pharmaceuticals, Inc.*	408	$2,542
Merge Healthcare, Inc.*	617	2,536
Delcath Systems, Inc.*	515	2,529
Cynosure, Inc.*	215	2,505
Osiris Therapeutics, Inc.*	376	2,504
Rockwell Medical Technologies, Inc.*	320	2,490
Transcend Services, Inc.*	140	2,446
Insmed, Inc.*	2,846	2,334
Javelin Pharmaceuticals, Inc.*	1,148	2,239
Opko Health, Inc.*	950	2,166
Molecular Insight Pharmaceuticals, Inc.*	389	2,151
Idenix Pharmaceuticals, Inc.*	686	2,120
Harvard Bioscience, Inc.*	558	2,115
NovaMed, Inc.*	460	2,084
Utah Medical Products, Inc.	70	2,052
MAP Pharmaceuticals, Inc.*	196	2,050
Hansen Medical, Inc.*	582	2,037
Continucare Corp.*	670	2,023
Metropolitan Health Networks, Inc.*	922	2,010
Biodel, Inc.*	357	1,917
NeurogesX, Inc.*	235	1,880
Cardiac Science Corp.*	458	1,832
Virtual Radiologic Corp.*	140	1,824
Home Diagnostics, Inc.*	265	1,791
Akorn, Inc.*	1,290	1,767
RadNet, Inc.*	665	1,722
Lannet Company, Inc.*	230	1,720
Adolor Corp.*	1,062	1,689
Life Sciences Research, Inc.*	212	1,688
EnteroMedics, Inc.*	349	1,672
Nanosphere, Inc.*	225	1,611
Cardiovascular Systems, Inc.*	208	1,512
TranS1, Inc.*	308	1,481
Sucampo Pharmaceuticals, Inc. — Class A*	254	1,481
ARYx Therapeutics, Inc.*	468	1,465
Chelsea Therapeutics International, Inc.*	573	1,438
Cardium Therapeutics, Inc.*	882	1,429
MedQuist, Inc.	207	1,317
Celldex Therapeutics, Inc.*	225	1,235
Caraco Pharm Labs, Inc.*	235	1,196
Matrixx Initiatives, Inc.*	210	1,193
Synta Pharmaceuticals Corp.*	365	1,132
BioDelivery Sciences International, Inc.*	230	1,104
American Caresource Holdings, Inc.*	240	1,049

		Market
	Shares	Value

OXiGENE, Inc.*	708	$1,005
Acura Pharmaceuticals, Inc.*	190	971
National Research Corp.	40	965
Cornerstone Therapeutics, Inc.*	146	956
MiddleBrook Pharmaceuticals, Inc.*	831	956
Repros Therapeutics, Inc.*	210	189

Total Health Care		2,881,944

CONSUMER DISCRETIONARY 7.0%
Tupperware Brands Corp.	1,425	56,886
Bally Technologies, Inc.*	1,242	47,656
Warnaco Group, Inc.*	1,046	45,878
J Crew Group, Inc.*	1,144	40,978
Tractor Supply Co.*	815	39,462
Jones Apparel Group, Inc.	1,947	34,910
Carter’s, Inc.*	1,289	34,416
Corinthian Colleges, Inc.*	1,829	33,946
Tempur-Pedic International, Inc.*	1,713	32,444
Gymboree Corp.*	667	32,269
Fossil, Inc.*	1,071	30,470
Men’s Wearhouse, Inc.	1,192	29,442
Eastman Kodak Co.	6,113	29,220
Rent-A-Center, Inc.*	1,513	28,565
Polaris Industries, Inc.	700	28,546
Wolverine World Wide, Inc.	1,114	27,672
Jack in the Box, Inc.*	1,298	26,596
Sotheby’s Holdings, Inc. — Class A	1,529	26,345
Life Time Fitness, Inc.*	913	25,610
Cheesecake Factory, Inc.*	1,373	25,428
Deckers Outdoor Corp.*	299	25,370
Collective Brands, Inc.*	1,457	25,250
Matthews International Corp. — Class A	694	24,554
Pool Corp.	1,101	24,464
Brunswick Corp.	2,006	24,032
Cooper Tire & Rubber Co.	1,349	23,715
Coinstar, Inc.*	685	22,591
Vail Resorts, Inc.*	666	22,338
OfficeMax, Inc.*	1,738	21,864
Capella Education Co.*	324	21,818
AnnTaylor Stores Corp.*	1,337	21,245
Lululemon Athletica, Inc.*	933	21,226
Under Armour, Inc.*	762	21,206
Ryland Group, Inc.	977	20,585
Bob Evans Farms, Inc.	707	20,545
Orient-Express Hotels Ltd. - Class A	1,747	20,108

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

American Greetings Corp. — Class A	899	$20,048
Buckle, Inc.	586	20,006
Valassis Communications, Inc.*	1,097	19,614
Iconix Brand Group, Inc.*	1,561	19,466
Regis Corp.	1,251	19,390
Jos. A. Bank Clothiers, Inc.*	416	18,624
Saks, Inc.*	2,708	18,469
P.F. Chang’s China Bistro, Inc.*	540	18,344
Dress Barn, Inc.*	1,018	18,253
Blue Nile, Inc.*	285	17,704
Cracker Barrel Old Country Store, Inc.	507	17,441
Buffalo Wild Wings, Inc.*	406	16,894
Dillard’s, Inc. — Class A	1,167	16,455
National CineMedia, Inc.	962	16,325
Children’s Place Retail Stores, Inc.*	539	16,148
Jo-Ann Stores, Inc.*	597	16,018
Gaylord Entertainment Co.*	779	15,658
Live Nation, Inc.*	1,904	15,594
Dana Holding Corp.*	2,288	15,581
Sonic Corp.*	1,391	15,384
Sally Beauty Holdings, Inc.*	2,142	15,230
True Religion Apparel, Inc.*	582	15,091
HSN, Inc.*	910	14,815
Group 1 Automotive, Inc.	548	14,714
Meritage Homes Corp.*	717	14,555
American Public Education, Inc.*	415	14,417
99 Cents Only Stores*	1,071	14,405
Tenneco Automotive, Inc.*	1,080	14,083
Unifirst Corp.	316	14,046
Pinnacle Entertainment, Inc.*	1,370	13,960
Timberland Co. — Class A*	988	13,753
CEC Entertainment, Inc.*	525	13,576
Steven Madden, Ltd.*	360	13,252
ArvinMeritor, Inc.	1,689	13,208
Helen of Troy Ltd.*	675	13,115
Skechers U.S.A., Inc. — Class A*	760	13,026
Charming Shoppes, Inc.*	2,628	12,903
CROCS, Inc.*	1,913	12,721
Cato Corp. — Class A	625	12,681
Arbitron, Inc.	600	12,456
Scholastic Corp.	510	12,413
Papa John’s International, Inc.*	497	12,211
Cabela’s, Inc. — Class A*	911	12,153
Texas Roadhouse Company, Inc.*	1,136	12,064

		Market
	Shares	Value

Ruby Tuesday, Inc.*	1,421	$11,965
Harte-Hanks, Inc.	864	11,949
Monro Muffler Brake, Inc.	374	11,889
Hibbett Sports Inc.*	645	11,758
CKE Restaurants, Inc.	1,107	11,612
Fred’s, Inc.	912	11,610
Shuffle Master, Inc.*	1,219	11,483
Steiner Leisure Ltd.*	319	11,407
Stage Stores, Inc.	867	11,236
Interval Leisure Group, Inc.*	900	11,232
Callaway Golf Co.	1,470	11,187
Belo Corp. — Class A	2,039	11,031
Fuel Systems Solutions, Inc.*	305	10,977
PEP Boys-Manny Moe & Jack	1,106	10,806
Nutri/System, Inc.	704	10,743
Liz Claiborne, Inc.	2,167	10,683
Coldwater Creek, Inc.*	1,297	10,635
Columbia Sportswear Co.	255	10,496
Genesco, Inc.*	435	10,470
Ulta Salon Cosmetics & Fragrance, Inc.*	626	10,335
Ticketmaster Entertainment, Inc.*	860	10,053
La-Z-Boy, Inc.	1,160	10,034
PetMed Express, Inc.	526	9,915
DineEquity, Inc.	397	9,826
Finish Line, Inc. — Class A	967	9,825
Winnebago Industries, Inc.*	667	9,812
Stewart Enterprises, Inc. — Class A	1,840	9,623
National Presto Industries, Inc.	110	9,516
Asbury Automotive Group, Inc.*	737	9,345
Ameristar Casinos, Inc.	583	9,200
Citi Trends, Inc.*	322	9,167
Exide Technologies*	1,149	9,158
Ethan Allen Interiors, Inc.	555	9,157
Jakks Pacific, Inc.*	639	9,150
Drew Industries, Inc.*	420	9,110
CKX, Inc.*	1,333	8,944
K12, Inc.*	541	8,916
Universal Technical Institute, Inc.*	448	8,826
Standard-Pacific Corp.*	2,294	8,465
Charlotte Russe Holding, Inc.*	479	8,383
The Wet Seal, Inc. — Class A*	2,208	8,346
Pre-Paid Legal Services, Inc.*	162	8,230

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Ascent Media Corp. — Class A*	320	$8,192
Dolan Media Co.*	675	8,093
Churchill Downs, Inc.	210	8,085
Quiksilver, Inc.*	2,920	8,030
Pier 1 Imports, Inc.*	2,069	8,007
Shutterfly, Inc.*	467	7,766
RCN Corp.*	830	7,719
Pacific Sunwear of California, Inc.*	1,496	7,704
Cinemark Holdings, Inc.	742	7,687
Brown Shoe Company, Inc.	948	7,603
Zumiez, Inc.*	462	7,581
Superior Industries International, Inc.	533	7,569
HOT Topic, Inc.*	999	7,483
Stein Mart, Inc.*	585	7,435
Domino’s Pizza, Inc.*	838	7,408
Lumber Liquidators, Inc.*	340	7,375
Big 5 Sporting Goods Corp.	485	7,324
Peet’s Coffee & Tea, Inc.*	258	7,283
Fuqi International, Inc.*	245	7,174
Red Robin Gourmet Burgers, Inc.*	349	7,127
American Axle & Manufacturing Holdings, Inc.	988	6,995
World Wrestling Entertainment, Inc.	499	6,991
Volcom, Inc.*	422	6,955
Modine Manufacturing Co.	747	6,925
Maidenform Brands, Inc.*	430	6,906
California Pizza Kitchen, Inc.*	440	6,873
Ambassadors Group, Inc.	435	6,808
Smith & Wesson Holding Corp.*	1,298	6,789
BJ’s Restaurants, Inc.*	445	6,671
Knology, Inc.*	683	6,659
Steak n Shake Co.*	559	6,579
Grand Canyon Education, Inc.*	362	6,454
RC2 Corp.*	450	6,413
Universal Electronics, Inc.*	308	6,289
Core-Mark Holding Company, Inc.*	215	6,149
Lithia Motors, Inc. — Class A*	379	5,909
Denny’s Corp.*	2,189	5,823
Marcus Corp.	455	5,819
M/I Homes, Inc.*	419	5,694
Sonic Automotive, Inc.	540	5,670
Sturm Ruger & Company, Inc.	430	5,564

		Market
	Shares	Value

Oxford Industries, Inc.	280	$5,516
Christopher & Banks Corp.	813	5,504
Standard Motor Products, Inc.	360	5,472
America’s Car Mart, Inc.*	228	5,461
iRobot Corp.*	437	5,379
Movado Group, Inc.	368	5,347
Cavco Industries, Inc.*	150	5,325
K-Swiss, Inc. — Class A	599	5,265
Furniture Brands International, Inc.*	952	5,265
Overstock.com, Inc.*	357	5,237
Mediacom Communications Corp.*	896	5,161
Lincoln Educational Services Corp.*	225	5,148
Orbitz Worldwide, Inc.*	832	5,142
Talbots, Inc.	553	5,104
Blyth, Inc.	130	5,035
Beazer Homes USA, Inc.*	897	5,014
Bridgepoint Education, Inc.*	320	4,883
EW Scripps Co. — Class A*	650	4,875
ChinaCast Education Corp.*	670	4,871
AFC Enterprises, Inc.*	577	4,858
drugstore.com, Inc.*	1,974	4,797
Krispy Kreme Doughnuts, Inc.*	1,327	4,737
Haverty Furniture Companies., Inc.*	400	4,724
Tween Brands, Inc.*	563	4,724
hhgregg, Inc.*	278	4,709
Hovnanian Enterprises, Inc. — Class A*	1,181	4,535
FGX International Holdings Ltd.*	324	4,520
DSW, Inc.*	277	4,424
Speedway Motorsports, Inc.	300	4,317
G-III Apparel Group Ltd.*	300	4,245
Isle of Capri Casinos, Inc.*	360	4,244
Cherokee, Inc.	176	4,219
Bebe Stores, Inc.	545	4,011
Kirkland’s, Inc.*	280	3,990
Wonder Auto Technology, Inc.*	326	3,912
Weyco Group, Inc.	169	3,870
Zale Corp.*	540	3,861
Dorman Products, Inc.*	255	3,830
Spartan Motors, Inc.	736	3,783
Rentrak Corp.*	210	3,751
O’Charleys, Inc.*	400	3,748
Martha Stewart Omnimedia, Inc.*	596	3,731
Amerigon, Inc.*	490	3,602

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Sinclair Broadcast Group, Inc. — Class A	978	$3,501
Borders Group, Inc.*	1,118	3,477
Skyline Corp.	154	3,474
LodgeNet Interactive Corp.*	459	3,465
Journal Communications, Inc. — Class A	939	3,456
Hooker Furniture Corp.	253	3,416
Perry Ellis International, Inc.*	210	3,368
Sealy Corp.*	1,033	3,306
Jackson Hewitt Tax Service, Inc.	645	3,290
CSS Industries, Inc.	166	3,282
Unifi, Inc.*	1,018	3,258
Leapfrog Enterprises, Inc.*	778	3,198
Multimedia Games, Inc.*	603	3,087
Shoe Carnival, Inc.*	200	3,084
Midas, Inc.*	321	3,017
Retail Ventures, Inc.*	570	3,004
Universal Travel Group*	230	2,967
New York & Company, Inc.*	568	2,908
Lin TV Corp. — Class A*	608	2,876
Tuesday Morning Corp.*	680	2,829
Mac-Gray Corp.*	257	2,770
Systemax, Inc.*	225	2,729
Morgans Hotel Group Co.*	500	2,710
West Marine, Inc.*	340	2,672
Audiovox Corp. — Class A*	390	2,672
Stoneridge, Inc.*	369	2,613
American Apparel, Inc.*	739	2,594
Gaiam, Inc.*	370	2,583
Conn’s, Inc.*	227	2,563
Fisher Communications, Inc.*	140	2,545
Global Sources Ltd.*	369	2,535
McCormick & Schmick’s Seafood Restaurants, Inc.*	340	2,530
Carmike Cinemas, Inc.*	247	2,497
Stanley Furniture Co.	235	2,437
Stamps.com, Inc.*	247	2,285
Great Wolf Resorts, Inc.*	627	2,238
Monarch Casino & Resort, Inc.*	200	2,152
Outdoor Channel Holdings, Inc.*	326	2,132
Sport Supply Group, Inc.	208	2,120
1-800-FLOWERS.com, Inc.*	603	2,080
Raser Technologies, Inc.*	1,346	2,059
Learning Tree International, Inc.*	180	2,050
Books-A-Million, Inc.	170	2,047
Luby’s, Inc.*	459	1,928

		Market
	Shares	Value

Build-A-Bear Workshop, Inc.*	395	$1,924
Destination Maternity Corp.*	106	1,922
Ruth’s Chris Steak House*	452	1,907
Carrols Restaurant Group, Inc.*	250	1,890
Rex Stores Corp.*	165	1,799
Dover Downs Gaming & Entertainment, Inc.	315	1,796
Kenneth Cole Productions, Inc. — Class A	176	1,765
Steinway Musical Instruments*	147	1,745
Red Lion Hotels Corp.*	300	1,725
Benihana, Inc.*	300	1,719
Landry’s Restaurants, Inc.*	163	1,712
Reading International, Inc. — Class A*	400	1,644
Hawk Corp.*	116	1,592
Playboy Enterprises, Inc. — Class B*	488	1,474
Lakes Entertainment, Inc.*	430	1,445
Youbet.com, Inc.*	680	1,428
Frisch’s Restaurants, Inc.	55	1,423
Brookfield Homes Corp.*	210	1,403
CPI Corp.	110	1,372
Princeton Review, Inc.*	323	1,357
Einstein Noah Restaurant Group, Inc.*	110	1,324
Marine Products Corp.	233	1,288
US Auto Parts Network, Inc.*	218	1,188
Syms Corp.*	145	1,173
Caribou Coffee Company, Inc.*	154	1,112
Town Sports International Holdings, Inc.*	439	1,102
China Automotive Systems, Inc.*	110	1,022
Bluegreen Corp.*	333	1,016
Primedia, Inc.	380	958
Value Line, Inc.	30	926
Nobel Learning Communities, Inc.*	94	882
Gander Mountain Co.*	120	617
NIVS IntelliMedia Technology Group, Inc.*	190	509
Crown Media Holdings, Inc. — Class A*	247	385

Total Consumer Discretionary		2,796,493

ENERGY 2.5%
Dril-Quip, Inc.*	656	32,564

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

World Fuel Services Corp.	671	$32,255
Arena Resources, Inc.*	873	30,992
Bill Barrett Corp.*	881	28,888
Nordic American Tanker Shipping	963	28,486
Berry Petroleum Co. — Class A	976	26,137
Key Energy Services, Inc.*	2,818	24,517
Penn Virginia Corp.	1,038	23,781
CARBO Ceramics, Inc.	440	22,682
Global Industries Ltd.*	2,278	21,641
Atlas Energy, Inc.	776	21,006
Natco Group, Inc.*	448	19,837
Bristow Group, Inc.*	665	19,744
Gran Tierra Energy, Inc.*	4,644	19,319
Swift Energy Co.*	814	19,276
Patriot Coal Corp.*	1,610	18,934
Lufkin Industries, Inc.	335	17,815
Rosetta Resources, Inc.*	1,192	17,510
Brigham Exploration Co.*	1,890	17,161
GulfMark Offshore, Inc.*	522	17,090
Tetra Technologies, Inc.*	1,717	16,638
Carrizo Oil & Gas, Inc.*	644	15,772
BPZ Resources, Inc.*	2,023	15,213
Complete Production Services, Inc.*	1,328	15,006
Goodrich Petroleum Corp.*	561	14,479
Stone Energy Corp.*	886	14,451
Parker Drilling Co.*	2,645	14,442
Hornbeck Offshore Services, Inc.*	523	14,414
Contango Oil & Gas Co.*	277	14,144
Willbros Group, Inc.*	903	13,753
ATP Oil & Gas Corp.*	743	13,292
McMoRan Exploration Co.*	1,659	12,525
Ship Finance International Ltd.	986	12,118
James River Coal Co.*	633	12,097
USEC, Inc.*	2,570	12,053
Clean Energy Fuels Corp.*	781	11,254
Hercules Offshore*	2,130	10,458
Cal Dive International, Inc.*	1,019	10,078
W&T Offshore, Inc.	780	9,134
GMX Resources, Inc.*	562	8,829
General Maritime Corp.	1,106	8,560
International Coal Group, Inc.*	2,069	8,338
Golar LNG Ltd.	737	8,151
ION Geophysical Corp.*	2,306	8,117
Petroquest Energy, Inc.*	1,122	7,282
Pioneer Drilling Co.*	978	7,179

		Market
	Shares	Value

Petroleum Development Corp.*	382	$7,128
Delta Petroleum Corp.*	4,056	7,098
RPC, Inc.	638	6,686
CVR Energy, Inc.*	535	6,655
Matrix Service Co.*	603	6,555
Newpark Resources, Inc.*	2,021	6,487
Vaalco Energy, Inc.	1,332	6,127
PHI, Inc.*	300	6,084
Allis-Chalmers Energy, Inc.*	1,352	5,895
Northern Oil And Gas, Inc.*	676	5,678
T-3 Energy Services, Inc. — Class A*	285	5,615
Oilsands Quest, Inc.*	4,860	5,492
Gulf Island Fabrication, Inc.	281	5,266
Gulfport Energy Corp.*	596	5,209
Western Refining, Inc.*	807	5,205
Natural Gas Services Group, Inc.*	281	4,951
Knightsbridge Tankers Ltd.	378	4,929
Crosstex Energy, Inc.	922	4,868
Rex Energy Corp.*	583	4,868
Toreador Resources Corp.	487	4,865
Dawson Geophysical Co.*	176	4,819
Apco Oil and Gas International, Inc.	206	4,722
Venoco, Inc.*	410	4,719
Basic Energy Services, Inc.*	510	4,330
DHT Maritime, Inc.	1,125	4,230
Warren Resources, Inc.*	1,338	3,960
Clayton Williams Energy, Inc.*	130	3,916
Syntroleum Corp.*	1,438	3,883
Harvest Natural Resources, Inc.*	747	3,832
Cheniere Energy, Inc.*	1,283	3,759
Bronco Drilling Company, Inc.*	540	3,537
Panhandle Oil and Gas, Inc. — Class A	158	3,375
Isramco, Inc.*	25	3,266
Endeavour International Corp.*	2,596	3,141
FX Energy, Inc.*	969	3,130
Uranium Energy Corp.*	1,059	3,124
Superior Well Services, Inc.*	320	3,098
Parallel Petroleum Corp.*	954	3,024
Boots & Coots, Inc.*	1,778	2,863
Geokinetics, Inc.*	127	2,692
Zion Oil & Gas, Inc.*	268	2,616
Bolt Technology Corp.*	200	2,514
Approach Resources, Inc.*	274	2,488
Delek US Holdings, Inc.	285	2,442

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Uranerz Energy Corp.*	1,026	$2,350
OYO Geospace Corp.*	88	2,273
Sulphco, Inc.*	1,552	2,126
Teekay Tankers Ltd.	240	2,004
Alon USA Energy, Inc.	190	1,887
Evergreen Energy, Inc.*	2,982	1,849
Georesources, Inc.*	167	1,845
Westmoreland Coal Co.*	225	1,829
Union Drilling, Inc.*	228	1,742
ENGlobal Corp.*	418	1,722
CREDO Petroleum Corp.*	170	1,720
Green Plains Renewable Energy, Inc.*	210	1,491
TGC Industries, Inc.*	300	1,455
Vantage Drilling Co.*	768	1,405
Cubic Energy, Inc.*	620	583
PrimeEnergy Corp.*	10	287

Total Energy		993,121

MATERIALS 2.3%
Rock-Tenn Co. — Class A	876	41,268
W.R. Grace & Co.*	1,652	35,914
Coeur d’Alene Mines Corp.*	1,656	33,948
Domtar Corp.*	948	33,389
Silgan Holdings, Inc.	608	32,060
Olin Corp.	1,780	31,043
Sensient Technologies Corp.	1,110	30,825
Solutia, Inc.*	2,442	28,278
H.B. Fuller Co.	1,113	23,262
Rockwood Holdings, Inc.*	1,121	23,059
Texas Industries, Inc.	541	22,722
Hecla Mining Co.*	4,979	21,858
NewMarket Corp.	230	21,399
OM Group, Inc.*	703	21,364
Minerals Technologies, Inc.	431	20,498
Worthington Industries, Inc.	1,379	19,168
Schweitzer-Mauduit International, Inc.	346	18,809
Calgon Carbon Corp.*	1,245	18,463
Arch Chemicals, Inc.	564	16,914
Louisiana-Pacific Corp.*	2,367	15,788
Koppers Holdings, Inc.	485	14,380
PolyOne Corp.*	2,109	14,067
RTI International Metals, Inc.*	525	13,078
Kaiser Aluminum Corp.	348	12,653
Amcol International Corp.	539	12,338
Glatfelter	1,041	11,951
Westlake Chemical Corp.	452	11,616
Deltic Timber Corp.	250	11,442
Clearwater Paper Corp.*	273	11,283

		Market
	Shares	Value

Brush Engineered Materials, Inc.*	460	$11,252
Balchem Corp.	411	10,809
A. Schulman, Inc.	528	10,523
Allied Nevada Gold Corp.*	1,049	10,270
Stepan Co.	170	10,214
Wausau Paper Corp.	989	9,890
Century Aluminum Co.*	1,038	9,705
Horsehead Holding Corp.*	803	9,411
Buckeye Technologies, Inc.*	877	9,410
Ferro Corp.	1,027	9,140
Haynes International, Inc.*	270	8,591
Innospec, Inc.	541	7,980
Zep, Inc.	491	7,979
Myers Industries, Inc.	716	7,711
GenTek, Inc.*	200	7,608
Spartech Corp.	703	7,571
Innophos Holdings, Inc.	387	7,160
Zoltek Companies, Inc.*	626	6,573
Omnova Solutions, Inc.*	999	6,474
Stillwater Mining Co.*	928	6,236
LSB Industries, Inc.*	390	6,072
Graphic Packaging Holding Co.*	2,548	5,886
Olympic Steel, Inc.	205	5,881
Quaker Chemical Corp.	250	5,483
US Gold Corp.*	1,819	5,257
AEP Industries, Inc.*	118	4,708
Hawkins, Inc.	200	4,672
General Moly, Inc.*	1,451	4,571
Headwaters, Inc.*	1,094	4,234
ShengdaTech, Inc.*	638	4,058
Neenah Paper, Inc.	326	3,837
KapStone Paper and Packaging Corp.*	470	3,826
Landec Corp.*	597	3,821
A.M. Castle & Co.	374	3,718
American Vanguard Corp.	444	3,690
Boise, Inc.*	667	3,522
Bway Holding Co.*	163	3,017
ICO, Inc.*	635	2,965
Universal Stainless & Alloy*	146	2,665
China Green Agriculture, Inc.*	218	2,555
Paramount Gold and Silver Corp.*	1,449	1,985
China Precision Steel, Inc.*	705	1,918
United States Lime &
Minerals, Inc.*	50	1,796
General Steel Holdings, Inc.*	388	1,509
U S Concrete, Inc.*	760	1,315
NL Industries, Inc.	156	1,044

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Ampal American Israel — Class A*	482	$978
Sutor Technology Group Ltd.*	176	556

Total Materials		892,883

CONSUMER STAPLES 1.7%
Casey’s General Stores, Inc.	1,164	36,526
Chattem, Inc.*	435	28,888
Ruddick Corp.	978	26,034
TreeHouse Foods, Inc.*	715	25,504
Universal Corp.	565	23,628
United Natural Foods, Inc.*	979	23,418
Lancaster Colony Corp.	438	22,456
Fresh Del Monte Produce, Inc.*	928	20,982
Nu Skin Enterprises, Inc.	1,125	20,846
Bare Escentuals, Inc.*	1,508	17,930
Hain Celestial Group, Inc.*	929	17,809
Sanderson Farms, Inc.	456	17,164
Chiquita Brands International, Inc.*	1,023	16,532
Winn-Dixie Stores, Inc.*	1,251	16,413
Lance, Inc.	626	16,163
Central Garden and Pet Co. — Class A*	1,417	15,488
Andersons, Inc.	421	14,819
Darling International, Inc.*	1,877	13,796
Vector Group Ltd.	882	13,742
J&J Snack Foods Corp.	316	13,648
Tootsie Roll Industries, Inc.	553	13,150
American Italian Pasta Co. — Class A*	480	13,046
Diamond Foods, Inc.	380	12,054
WD-40 Co.	370	10,508
Alliance One International, Inc.*	2,030	9,094
Smart Balance, Inc.*	1,431	8,786
Cal-Maine Foods, Inc.	317	8,486
Heckmann Corp.*	1,819	8,331
Nash Finch Co.	292	7,983
Pantry, Inc.*	508	7,965
Weis Markets, Inc.	245	7,828
Boston Beer Company, Inc. — Class A*	195	7,231
Spartan Stores, Inc.	506	7,150
Great Atlantic & Pacific Tea Co.*	770	6,861
American Oriental
Bioengineering, Inc.*	1,410	6,853
Zhongpin, Inc.*	455	6,698

		Market
	Shares	Value

Pricesmart, Inc.	355	$6,656
Medifast, Inc.*	300	6,516
Elizabeth Arden, Inc.*	550	6,473
Synutra International, Inc.*	406	5,566
American Dairy, Inc.*	195	5,524
Prestige Brands Holdings, Inc. — Class A*	767	5,400
Coca-Cola Bottling Company Consolidated	99	4,795
USANA Health Sciences, Inc.*	140	4,775
Seneca Foods Corp. — Class A*	174	4,768
Calavo Growers, Inc.	241	4,574
Ingles Markets, Inc. — Class A	284	4,496
Village Super Market	140	4,126
Inter Parfums, Inc.	324	3,956
Imperial Sugar Company, Inc.	282	3,576
Arden Group, Inc.	29	3,465
B&G Foods, Inc.	419	3,432
AgFeed Industries, Inc.*	632	3,375
China Sky One Medical, Inc.*	239	3,152
Farmer Brothers Co.	146	3,022
National Beverage Corp.*	249	2,866
Nutraceutical International Corp.*	247	2,784
China-Biotics, Inc.*	163	2,608
Griffin Land & Nurseries, Inc.	80	2,560
Orchids Paper Products Co.*	124	2,480
Alico, Inc.	76	2,234
Susser Holdings Corp.*	173	2,175
Overhill Farms, Inc.*	355	2,148
Revlon, Inc.*	439	2,134
Omega Protein Corp.*	427	2,071
HQ Sustainable Maritime Industries, Inc.*	225	1,980
Female Health Co.*	359	1,813
Oil-Dri Corp. of America	120	1,740
Diedrich Coffee, Inc.*	70	1,683
Star Scientific, Inc.*	1,733	1,612
Mannatech, Inc.	365	1,398
Zapata Corp.*	198	1,378
Schiff Nutrition International, Inc.	259	1,349
Lifeway Foods, Inc.*	114	1,253

Total Consumer Staples		669,723

UTILITIES 1.6%
Piedmont Natural Gas Co.	1,683	40,291
WGL Holdings, Inc.	1,146	37,978

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Nicor, Inc.	1,025	$37,505
New Jersey Resources Corp.	958	34,785
Cleco Corp.	1,376	34,510
Portland General Electric Co.	1,716	33,840
IDACORP, Inc.	1,076	30,978
Southwest Gas Corp.	1,027	26,271
Avista Corp.	1,246	25,194
Northwest Natural Gas Co.	596	24,829
Unisource Energy Corp.	807	24,815
South Jersey Industries, Inc.	689	24,322
PNM Resources, Inc.	1,973	23,045
Black Hills Corp.	885	22,275
Allete, Inc.	645	21,653
NorthWestern Corp.	828	20,228
Mge Energy, Inc.	533	19,444
El Paso Electric Co.*	1,032	18,235
UIL Holding Corp.	665	17,549
California Water Service Group	447	17,406
Laclede Group, Inc.	505	16,241
CH Energy Group, Inc.	361	15,996
American States Water Co.	419	15,159
Empire District Electric Co.	777	14,056
SJW Corp.	290	6,626
Consolidated Water Company, Inc.	330	5,389
Unitil Corp.	240	5,388
Central Vermont Public Service Corp.	268	5,172
Chesapeake Utilities Corp.	150	4,649
Middlesex Water Co.	297	4,479
Connecticut Water Service,
Inc.	189	4,232
York Water Co.	257	3,562
Cadiz, Inc.*	288	3,370
Southwest Water Co.	557	2,740
Artesian Resources Corp. — Class A	136	2,288
US Geothermal, Inc.*	1,420	2,215
Pennichuck Corp.	100	2,176
Florida Public Utilities Co.	140	1,701

Total Utilities		650,592

TELECOMMUNICATION SERVICES 0.6%
Syniverse Holdings, Inc.*	1,563	27,353
Cincinnati Bell, Inc.*	4,904	17,164
Neutral Tandem, Inc.*	754	17,161
Centennial Communications Corp.*	1,940	15,481
AboveNet, Inc.*	282	13,750
NTELOS Holdings Corp.	686	12,115

		Market
	Shares	Value

Premiere Global Services, Inc.*	1,392	$11,568
Cogent Communications Group, Inc.*	1,006	11,368
PAETEC Holding Corp.*	2,800	10,836
Atlantic Tele-Network, Inc.	200	10,684
Shenandoah Telecommunications Co.	535	9,603
Iowa Telecommunications Services, Inc.	752	9,475
Global Crossing*	661	9,452
Alaska Communications Systems Group, Inc.	1,004	9,287
Cbeyond, Inc.*	525	8,468
Consolidated Communications Holdings, Inc.	528	8,453
iPCS, Inc. — Class A*	386	6,716
USA Mobility, Inc.	513	6,607
General Communication, Inc. — Class A*	960	6,586
Virgin Mobile USA, Inc. — Class A*	867	4,335
SureWest Communications*	330	4,099
D&E Communications, Inc.	340	3,907
HickoryTech Corp.	300	2,565
inContact, Inc.*	620	1,848
Ibasis, Inc.*	628	1,331
Fairpoint Communications, Inc.	2,040	836

Total Telecommunication Services		241,048

Total Common Stocks (Cost $14,851,830)		20,174,173

RUSSELL 2000® 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS 47.0%†
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	$6,526,761	$6,526,761
Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	6,137,610	6,137,610
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	6,008,848	6,008,848

Total Repurchase Agreements (Cost $18,673,219)		18,673,219

Total Investments 97.8%(a)
(Cost $33,525,049)		$38,847,392

Other Assets in Excess of
Liabilities – 2.2%		$864,482

Net Assets – 100.0%		$39,711,874

		Unrealized
	Contracts	Loss

Futures Contracts Purchased(a)
December 2009 Russell 2000 Index Mini Futures Contracts (Aggregate Market Value of Contracts $18,906,300)	315	$(41,632)

		Unrealized
	Units	Gain

Equity Index Swap Agreements (b)
Goldman Sachs International September 2009 Russell 2000 Index
Swap, Terminating 09/30/09††† (Notional Market Value $411,206)	20,663	$723,851
Credit Suisse Capital, LLC October 2009 Russell 2000 Index
Swap, Terminating 10/30/09††† (Notional Market Value $230,167)	56,402	272,083

(Total Notional Market Value $641,373)		$995,934

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on Russell 2000 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

COMMON STOCKS 29.9%

INFORMATION TECHNOLOGY 5.6%
Microsoft Corp.	84,722	$2,193,453
Apple, Inc.*	9,792	1,815,143
International Business Machines Corp.	14,330	1,714,011
Cisco Systems, Inc.*	63,040	1,483,962
Google, Inc. — Class A*	2,630	1,304,085
Hewlett-Packard Co.	25,910	1,223,211
Intel Corp.	61,180	1,197,293
Oracle Corp.	42,682	889,493
Qualcomm, Inc.	18,173	817,422
EMC Corp.*	22,100	376,584
Texas Instruments, Inc.	13,790	326,685
eBay, Inc.*	12,266	289,600
Dell, Inc.*	18,810	287,041
Corning, Inc.	16,990	260,117
Yahoo!, Inc.*	13,040	232,242
Automatic Data Processing, Inc.	5,490	215,757
Motorola, Inc.	25,090	215,523
MasterCard, Inc.	1,048	211,853
Applied Materials, Inc.	14,580	195,372
Adobe Systems, Inc.*	5,740	189,650
Juniper Networks, Inc.*	5,730	154,825
Symantec Corp.*	8,900	146,583
Western Union Co.	7,670	145,116
Broadcom Corp. — Class A*	4,716	144,734
Cognizant Technology Solutions Corp. — Class A*	3,200	123,712
Agilent Technologies, Inc.*	3,769	104,891
Paychex, Inc.	3,510	101,965
Intuit, Inc.*	3,530	100,605
NetApp, Inc.*	3,683	98,262
CA, Inc.	4,345	95,547
NVIDIA Corp.*	5,990	90,030
Western Digital Corp.*	2,463	89,973
Analog Devices, Inc.	3,190	87,980
Computer Sciences Corp.*	1,660	87,499
Fiserv, Inc.*	1,690	81,458
Citrix Systems, Inc.*	2,000	78,460
Micron Technology, Inc.*	9,260	75,932
BMC Software, Inc.*	2,010	75,435
McAfee, Inc.*	1,715	75,100
Sun Microsystems, Inc.*	8,225	74,765
Xerox Corp.	9,498	73,515
Xilinx, Inc.	3,020	70,728
Amphenol Corp.	1,870	70,462

		Market
	Shares	Value

Salesforce.com, Inc.*	1,185	$67,462
Electronic Arts, Inc.*	3,540	67,437
Linear Technology Corp.	2,430	67,141
KLA-Tencor Corp.	1,870	67,058
Altera Corp.	3,220	66,042
Autodesk, Inc.*	2,509	59,714
Affiliated Computer Services, Inc. — Class A*	1,070	57,962
Red Hat, Inc.*	2,050	56,662
SanDisk Corp.*	2,480	53,816
Harris Corp.	1,430	53,768
Fidelity National Information Services, Inc.	2,100	53,571
Microchip Technology, Inc.	2,000	53,000
Teradata Corp.*	1,880	51,738
VeriSign, Inc.*	2,110	49,986
Flir Systems, Inc.*	1,660	46,430
MEMC Electronic Materials, Inc.*	2,440	40,577
LSI Logic Corp.*	7,121	39,094
Akamai Technologies, Inc.*	1,880	36,998
National Semiconductor Corp.	2,562	36,560
Advanced Micro Devices, Inc.*	6,130	34,696
Total System Services, Inc.	2,150	34,636
Molex, Inc.	1,490	31,111
Tellabs, Inc.*	4,330	29,964
Jabil Circuit, Inc.	2,020	27,088
Novellus Systems, Inc.*	1,070	22,449
QLogic Corp.*	1,290	22,188
Compuware Corp.*	2,600	19,058
Lexmark International, Inc.*	846	18,223
Teradyne, Inc.*	1,911	17,677
Novell, Inc.*	3,790	17,093
JDS Uniphase Corp.*	2,370	16,851
Ciena Corp.*	998	16,247
Convergys Corp.*	1,336	13,280

Total Information Technology		19,031,651

FINANCIALS 4.5%
JPMorgan Chase & Co.	42,984	1,883,559
Bank of America Corp.	94,550	1,599,786
Wells Fargo & Co.	51,060	1,438,871
Goldman Sachs Group, Inc.	5,591	1,030,701
Citigroup, Inc.	142,530	689,845
Morgan Stanley	14,845	458,414
U.S. Bancorp	20,903	456,940
American Express Co.	13,000	440,700
Bank of New York Mellon Corp.	13,145	381,074
MetLife, Inc.	8,950	340,726

 1

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

The Travelers Companies, Inc.	6,200	$305,226
State Street Corp.	5,400	284,040
Prudential Financial, Inc.	5,060	252,545
PNC Financial Services Group, Inc.	5,040	244,894
CME Group, Inc.	730	224,979
AFLAC, Inc.	5,110	218,401
Simon Property Group, Inc.	3,086	214,264
BB&T Corp.	7,450	202,938
Charles Schwab Corp.	10,395	199,064
Chubb Corp.	3,820	192,566
Allstate Corp.	5,860	179,433
Capital One Financial Corp.	4,973	177,685
Franklin Resources, Inc.	1,640	164,984
Northern Trust Corp.	2,640	153,542
Marsh & McLennan Companies, Inc.	5,720	141,456
Loews Corp.	3,980	136,315
T. Rowe Price Group, Inc.	2,800	127,960
Progressive Corp.*	7,420	123,024
SunTrust Banks, Inc.	5,450	122,897
Aon Corp.	3,000	122,070
Public Storage	1,480	111,355
Hartford Financial Services Group, Inc.	4,200	111,300
Vornado Realty Trust	1,711	110,177
Invesco Ltd.	4,554	103,649
Ameriprise Financial, Inc.	2,790	101,361
Boston Properties, Inc.	1,510	98,980
Principal Financial Group, Inc.	3,491	95,618
Discover Financial Services	5,850	94,945
HCP, Inc.	3,200	91,968
Equity Residential	2,990	91,793
Fifth Third Bancorp	8,690	88,030
Lincoln National Corp.	3,304	85,607
NYSE Euronext	2,840	82,048
Regions Financial Corp.	12,993	80,687
IntercontinentalExchange, Inc.*	800	77,752
Host Hotels & Resorts, Inc.	6,600	77,682
Unum Group	3,620	77,613
Hudson City Bancorp, Inc.	5,150	67,722
Ventas, Inc.	1,710	65,835
XL Capital Ltd.	3,740	65,300
American International Group, Inc.*	1,470	64,842
AvalonBay Communities, Inc.	866	62,984
Genworth Financial, Inc. — Class A*	5,261	62,869
KeyCorp	9,596	62,374

		Market
	Shares	Value

People’s United Financial, Inc.	3,810	$59,284
ProLogis	4,840	57,693
M&T Bank Corp.	900	56,088
Legg Mason, Inc.	1,770	54,923
Plum Creek Timber Company, Inc. (REIT)	1,780	54,539
Health Care REIT, Inc.	1,306	54,356
KIMCO Realty Corp.	4,110	53,594
Leucadia National Corp.*	2,080	51,418
Comerica, Inc.	1,650	48,955
Cincinnati Financial Corp.	1,780	46,262
SLM Corp.*	5,110	44,559
Moody’s Corp.	2,136	43,703
Assurant, Inc.	1,290	41,357
Torchmark Corp.	900	39,087
Huntington Bancshares, Inc.	7,264	34,213
Nasdaq Stock Market, Inc.*	1,545	32,522
Marshall & Ilsley Corp.	4,015	32,401
First Horizon National Corp.*	2,390	31,626
CB Richard Ellis Group, Inc. — Class A*	2,620	30,759
Janus Capital Group, Inc.	1,990	28,218
Federated Investors, Inc. — Class B	970	25,579
Zions Bancorporation	1,380	24,799
Apartment Investment & Management Co. — Class A	1,276	18,821
E*Trade Financial Corp.*	10,130	17,728
MBIA, Inc.*	1,730	13,425

Total Financials		15,537,299

HEALTH CARE 3.9%
Johnson & Johnson	30,120	1,834,007
Pfizer, Inc.	73,760	1,220,728
Abbott Laboratories	16,900	836,043
Merck & Company, Inc.	23,050	729,072
Wyeth	14,590	708,782
Amgen, Inc.*	11,100	668,553
Schering-Plough Corp.	17,860	504,545
Bristol-Myers Squibb Co.	21,650	487,558
Gilead Sciences, Inc.*	9,880	460,210
Medtronic, Inc.	12,100	445,280
Baxter International, Inc.	6,590	375,696
Eli Lilly & Co.	11,050	364,982
UnitedHealth Group, Inc.	12,700	318,008
Medco Health Solutions, Inc.*	5,180	286,506
Celgene Corp.*	5,010	280,059
WellPoint, Inc.*	5,190	245,798
Express Scripts, Inc.*	2,995	232,352

 2

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Thermo Fisher Scientific, Inc.*	4,460	$194,768
Allergan, Inc.	3,360	190,714
Becton, Dickinson & Co.	2,620	182,745
Boston Scientific Corp.*	16,480	174,523
McKesson Corp.	2,910	173,291
Genzyme Corp.*	2,948	167,240
Biogen Idec, Inc.*	3,160	159,643
St. Jude Medical, Inc.*	3,797	148,121
Stryker Corp.	3,083	140,061
Aetna, Inc.	4,770	132,749
Zimmer Holdings, Inc.*	2,340	125,073
Intuitive Surgical, Inc.*	405	106,211
Cardinal Health, Inc.	3,930	105,324
Forest Laboratories, Inc.*	3,300	97,152
Life Technologies Corp.*	1,929	89,795
Quest Diagnostics, Inc.	1,705	88,984
C.R. Bard, Inc.	1,070	84,113
CIGNA Corp.	2,980	83,708
Hospira, Inc.*	1,760	78,496
Laboratory Corporation of America Holdings*	1,180	77,526
AmerisourceBergen Corp.	3,250	72,735
Humana, Inc.*	1,847	68,893
DaVita, Inc.*	1,140	64,570
Waters Corp.*	1,040	58,094
Varian Medical Systems, Inc.*	1,370	57,718
DENTSPLY International, Inc.	1,620	55,955
Mylan Laboratories, Inc.*	3,340	53,473
Cephalon, Inc.*	820	47,757
CareFusion Corp.*	1,970	42,946
Millipore Corp.*	607	42,690
Watson Pharmaceuticals, Inc.*	1,155	42,319
Coventry Health Care, Inc.*	1,625	32,435
IMS Health, Inc.	1,988	30,516
King Pharmaceuticals, Inc.*	2,710	29,187
Patterson Companies, Inc.*	1,021	27,822
Tenet Healthcare Corp.*	4,725	27,783
PerkinElmer, Inc.	1,276	24,550

Total Health Care		13,377,859

ENERGY 3.5%
Exxon Mobil Corp.	52,520	3,603,397
Chevron Corp.	21,920	1,543,826
Schlumberger Ltd.	13,090	780,164
ConocoPhillips	16,210	732,044
Occidental Petroleum Corp.	8,860	694,624
Apache Corp.	3,670	337,016

		Market
	Shares	Value

Anadarko Petroleum Corp.	5,360	$336,233
Devon Energy Corp.	4,850	326,550
Halliburton Co.	9,845	266,996
XTO Energy, Inc.	6,340	261,969
Marathon Oil Corp.	7,730	246,587
EOG Resources, Inc.	2,753	229,903
Chesapeake Energy Corp.	7,007	198,999
National-Oilwell Varco, Inc.*	4,570	197,104
Hess Corp.	3,180	170,003
Southwestern Energy Co.*	3,755	160,263
Baker Hughes, Inc.	3,390	144,617
Spectra Energy Corp.	7,060	133,716
Noble Energy, Inc.	1,900	125,324
Murphy Oil Corp.	2,090	120,321
Valero Energy Corp.	6,149	119,229
Williams Companies, Inc.	6,367	113,778
Peabody Energy Corp.	2,930	109,055
Cameron International Corp.*	2,395	90,579
Consol Energy, Inc.	1,970	88,867
Range Resources Corp.	1,716	84,702
El Paso Corp.	7,660	79,051
Diamond Offshore Drilling, Inc.	760	72,595
FMC Technologies, Inc.*	1,340	70,002
Smith International, Inc.	2,411	69,196
ENSCO International, Inc.	1,560	66,362
Nabors Industries Ltd.*	3,100	64,790
BJ Services Co.	3,190	61,982
Pioneer Natural Resources Co.	1,255	45,544
Denbury Resources, Inc.*	2,730	41,305
Cabot Oil & Gas Corp.	1,130	40,398
Sunoco, Inc.	1,280	36,416
Rowan Companies, Inc.	1,235	28,491
Massey Energy Co.	929	25,910
Tesoro Corp.	1,534	22,979

Total Energy		11,940,887

CONSUMER STAPLES 3.4%
Procter & Gamble Co.	31,900	1,847,648
Coca-Cola Co.	25,330	1,360,221
Wal-Mart Stores, Inc.	23,600	1,158,524
Philip Morris International, Inc.	21,140	1,030,364
PepsiCo, Inc.	17,030	998,980
CVS Caremark Corp.	15,770	563,620
Kraft Foods, Inc.	16,120	423,472
Colgate-Palmolive Co.	5,450	415,726
Walgreen Co.	10,850	406,550
Altria Group, Inc.	22,640	403,218
Costco Wholesale Corp.	4,750	268,185

 3

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Kimberly-Clark Corp.	4,530	$267,179
General Mills, Inc.	3,560	229,193
Archer-Daniels-Midland Co.	7,020	205,124
Sysco Corp.	6,460	160,531
Avon Products, Inc.	4,670	158,593
Kroger Co.	7,120	146,957
Kellogg Co.	2,804	138,041
H.J. Heinz Co.	3,440	136,740
Lorillard, Inc.	1,800	133,740
ConAgra Foods, Inc.	4,830	104,714
Safeway, Inc.	4,550	89,726
Clorox Co.	1,520	89,406
Sara Lee Corp.	7,600	84,664
Molson Coors Brewing Co. — Class B	1,713	83,389
Reynolds American, Inc.	1,850	82,362
Dr Pepper Snapple Group, Inc.*	2,780	79,925
Coca-Cola Enterprises, Inc.	3,470	74,293
Hershey Co.	1,810	70,337
J.M. Smucker Co.	1,300	68,913
Campbell Soup Co.	2,110	68,828
Brown-Forman Corp. — Class B	1,200	57,864
Pepsi Bottling Group, Inc.	1,570	57,211
McCormick & Company, Inc.	1,427	48,432
Estee Lauder Companies, Inc. — Class A	1,285	47,648
Whole Foods Market, Inc.*	1,536	46,833
Tyson Foods, Inc. — Class A	3,335	42,121
Dean Foods Co.*	1,966	34,975
SUPERVALU, Inc.	2,320	34,939
Constellation Brands, Inc. — Class A*	2,167	32,830
Hormel Foods Corp.	757	26,889

Total Consumer Staples		11,778,905

INDUSTRIALS 3.1%
General Electric Co.	116,140	1,907,019
United Technologies Corp.	10,290	626,970
United Parcel Service, Inc. — Class B	10,870	613,829
3M Co.	7,630	563,094
Boeing Co.	7,940	429,951
Caterpillar, Inc.	6,794	348,736
Emerson Electric Co.	8,210	329,057
Union Pacific Corp.	5,510	321,508
Honeywell International, Inc.	8,217	305,262
Lockheed Martin Corp.	3,530	275,622
General Dynamics Corp.	4,210	271,966
FedEx Corp.	3,410	256,500

		Market
	Shares	Value

Burlington Northern Santa Fe Corp.	2,860	$228,314
Raytheon Co.	4,260	204,352
Deere & Co.	4,620	198,290
Danaher Corp.	2,825	190,179
Northrop Grumman Corp.	3,480	180,090
Illinois Tool Works, Inc.	4,210	179,809
CSX Corp.	4,280	179,161
Norfolk Southern Corp.	4,020	173,302
Waste Management, Inc.	5,380	160,432
Precision Castparts Corp.	1,530	155,861
Paccar, Inc.	3,970	149,709
CH Robinson Worldwide, Inc.	1,840	106,260
ITT Corp.	1,988	103,674
Eaton Corp.	1,810	102,428
L-3 Communications Holdings, Inc.	1,266	101,685
Fluor Corp.	1,970	100,175
Cummins, Inc.	2,210	99,030
Republic Services, Inc.	3,520	93,526
Parker Hannifin Corp.	1,750	90,720
Rockwell Collins, Inc.	1,720	87,376
Expeditors International of Washington, Inc.	2,320	81,548
Dover Corp.	2,030	78,683
Southwest Airlines Co.	8,100	77,760
Goodrich Corp.	1,350	73,359
Rockwell Automation, Inc.	1,550	66,030
Jacobs Engineering Group, Inc.*	1,350	62,033
W.W. Grainger, Inc.	680	60,765
Flowserve Corp.	610	60,109
Pitney Bowes, Inc.	2,260	56,161
Textron, Inc.	2,950	55,991
Fastenal Co.	1,437	55,612
Iron Mountain, Inc.*	1,970	52,520
Masco Corp.	3,930	50,776
Quanta Services, Inc.*	2,165	47,911
RR Donnelley & Sons Co.	2,240	47,622
Stericycle, Inc.*	930	45,059
Avery Dennison Corp.	1,230	44,292
Dun & Bradstreet Corp.	580	43,686
Cintas Corp.	1,440	43,646
Pall Corp.	1,290	41,641
Robert Half International, Inc.	1,660	41,533
Equifax, Inc.	1,378	40,155
Stanley Works	870	37,140
Monster Worldwide, Inc.*	1,380	24,122
Ryder System, Inc.	610	23,827
Snap-On, Inc.	626	21,760

Total Industrials		10,467,628

 4

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

CONSUMER DISCRETIONARY 2.7%
McDonald’s Corp.	11,930	$680,845
Walt Disney Co.	20,310	557,713
Comcast Corp. — Class A	31,360	529,670
Home Depot, Inc.	18,627	496,223
Target Corp.	8,220	383,710
Time Warner, Inc.	12,960	372,989
Amazon.com, Inc.*	3,626	338,523
Lowe’s Companies, Inc.	16,150	338,181
News Corp.	24,570	294,594
Nike, Inc. — Class B	4,247	274,781
Ford Motor Co.*	35,210	253,864
Kohl’s Corp.*	3,340	190,547
Viacom, Inc. — Class B*	6,630	185,905
Staples, Inc.	7,889	183,183
Yum! Brands, Inc.	5,095	172,007
TJX Companies, Inc.	4,630	172,004
Starbucks Corp.*	8,060	166,439
Johnson Controls, Inc.	6,510	166,396
Time Warner Cable, Inc.	3,850	165,896
Carnival Corp.	4,790	159,411
Best Buy Company, Inc.	3,730	139,950
DIRECTV Group, Inc.*	4,910	135,418
Omnicom Group, Inc.	3,400	125,596
Coach, Inc.	3,480	114,562
The Gap, Inc.	5,262	112,607
Bed Bath & Beyond, Inc.*	2,861	107,402
Apollo Group, Inc. — Class A*	1,386	102,107
CBS Corp.	7,410	89,290
J.C. Penney Company, Inc.	2,580	87,075
McGraw-Hill Companies, Inc.	3,440	86,482
Macy’s, Inc.	4,600	84,134
Marriott International, Inc. — Class A	2,750	75,872
Mattel, Inc.	3,930	72,548
Fortune Brands, Inc.	1,640	70,487
VF Corp.	970	70,257
International Game Technology, Inc.	3,240	69,595
Starwood Hotels & Resorts
Worldwide, Inc.	2,040	67,381
H&R Block, Inc.	3,660	67,271
Genuine Parts Co.	1,739	66,186
Sherwin-Williams Co.	1,070	64,371
Harley-Davidson, Inc.	2,560	58,880
Whirlpool Corp.	810	56,668
Expedia, Inc.*	2,300	55,085

		Market
	Shares	Value

Nordstrom, Inc.	1,797	$54,880
O’Reilly Automotive, Inc.*	1,490	53,849
Wynn Resorts Ltd.*	750	53,167
Tiffany & Co.	1,360	52,401
Darden Restaurants, Inc.	1,516	51,741
AutoZone, Inc.*	350	51,177
Limited Brands, Inc.	2,920	49,611
Polo Ralph Lauren Corp.	630	48,271
GameStop Corp.*	1,800	47,646
Newell Rubbermaid, Inc.	3,030	47,541
Goodyear Tire & Rubber Co.*	2,640	44,959
Family Dollar Stores, Inc.	1,530	40,392
Interpublic Group of Companies, Inc.*	5,309	39,924
Hasbro, Inc.	1,384	38,406
Pulte Homes, Inc.	3,449	37,905
DeVry, Inc.	680	37,618
Scripps Networks Interactive, Inc.	980	36,211
Sears Holdings Corp.*	550	35,920
D.R. Horton, Inc.	3,020	34,458
Leggett & Platt, Inc.	1,710	33,174
Washington Post Co. — Class B	70	32,766
Gannett Company, Inc.	2,566	32,101
Wyndham Worldwide Corp.	1,950	31,824
Abercrombie & Fitch Co. — Class A	960	31,565
Black & Decker Corp.	660	30,551
Harman International
Industries, Inc.	760	25,749
Lennar Corp. — Class A	1,690	24,083
RadioShack Corp.	1,370	22,701
Big Lots, Inc.*	900	22,518
Office Depot, Inc.*	3,000	19,860
AutoNation, Inc.*	1,030	18,622
Eastman Kodak Co.	2,930	14,005
KB HOME	810	13,454
Meredith Corp.	397	11,886
New York Times Co. — Class A	1,260	10,231

Total Consumer Discretionary		9,293,272

UTILITIES 1.1%
Exelon Corp.	7,200	357,264
Southern Co.	8,702	275,592
FPL Group, Inc.	4,500	248,535
Dominion Resources, Inc.	6,508	224,526
Duke Energy Corp.	14,170	223,036
Public Service Enterprise Group, Inc.	5,530	173,863

 5

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

		Market
	Shares	Value

Entergy Corp.	2,140	$170,900
PG&E Corp.	4,051	164,025
American Electric Power Company, Inc.	5,210	161,458
FirstEnergy Corp.	3,330	152,247
Sempra Energy	2,675	133,242
PPL Corp.	4,120	125,001
Consolidated Edison, Inc.	3,010	123,229
Edison International	3,560	119,545
Progress Energy, Inc.	3,050	119,133
AES Corp.*	7,290	108,038
Xcel Energy, Inc.	4,980	95,815
Questar Corp.	1,900	71,364
Constellation Energy Group, Inc.	2,190	70,890
Ameren Corp.	2,550	64,464
DTE Energy Co.	1,800	63,252
EQT Corp.	1,430	60,918
Wisconsin Energy Corp.	1,280	57,818
CenterPoint Energy, Inc.	4,220	52,455
Allegheny Energy, Inc.	1,850	49,062
Northeast Utilities	1,920	45,581
SCANA Corp.	1,210	42,229
NiSource, Inc.	3,010	41,809
Pinnacle West Capital Corp.	1,106	36,299
Pepco Holdings, Inc.	2,410	35,861
CMS Energy Corp.	2,501	33,513
TECO Energy, Inc.	2,337	32,905
Integrys Energy Group, Inc.	840	30,148
Nicor, Inc.	490	17,929
Dynegy, Inc.*	5,540	14,127

Total Utilities		3,796,073

MATERIALS 1.1%
Monsanto Co.	5,970	462,078
Dow Chemical Co.	12,500	325,875
E.I. du Pont de Nemours and Co.	9,880	317,543
Freeport-McMoRan Copper & Gold, Inc.*	4,500	308,745
Praxair, Inc.	3,350	273,662
Newmont Mining Corp.	5,360	235,947
Air Products & Chemicals, Inc.	2,300	178,434
Nucor Corp.	3,440	161,714
Alcoa, Inc.	10,650	139,728
Ecolab, Inc.	2,593	119,874
International Paper Co.	4,730	105,148
PPG Industries, Inc.	1,800	104,778
Weyerhaeuser Co.	2,310	84,662
Vulcan Materials Co.	1,372	74,184

		Market
	Shares	Value

Sigma-Aldrich Corp.	1,330	$71,793
United States Steel Corp.	1,570	69,661
Owens-Illinois, Inc.*	1,840	67,896
Ball Corp.	1,030	50,676
CF Industries Holdings, Inc.	526	45,357
FMC Corp.	790	44,438
Airgas, Inc.	890	43,049
Eastman Chemical Co.	790	42,297
MeadWestvaco Corp.	1,870	41,720
Pactiv Corp.*	1,440	37,512
Allegheny Technologies, Inc.	1,069	37,404
Sealed Air Corp.	1,737	34,097
International Flavors &
Fragrances, Inc.	857	32,506
Bemis Co.	1,176	30,470
AK Steel Holding Corp.	1,200	23,676
Titanium Metals Corp.	930	8,919

Total Materials		3,573,843

TELECOMMUNICATION SERVICES 1.0%
AT&T, Inc.	64,480	1,741,605
Verizon Communications, Inc.	31,040	939,581
American Tower Corp. — Class A*	4,310	156,884
Sprint Nextel Corp.*	31,430	124,148
CenturyTel, Inc.	3,250	109,200
Qwest Communications
International, Inc.	16,200	61,722
Windstream Corp.	4,770	48,320
MetroPCS Communications, Inc.*	2,850	26,676
Frontier Communications Corp.	3,410	25,711

Total Telecommunication Services		3,233,847

Total Common Stocks
(Cost $62,659,628)		102,031,264

	Face	Market
	Amount	Value

REPURCHASE AGREEMENTS † 63.2%
UBS Financial Services, Inc. issued 09/30/09 at 0.03% due 10/01/09	$82,581,067	82,581,067
Mizuho Financial Group, Inc. issued 09/30/09 at 0.01% due 10/01/09	76,028,077	76,028,077

 6

S&P 500 2X STRATEGY FUND
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2009

	Face	Market
	Amount	Value

Credit Suisse Group issued 09/30/09 at 0.03% due 10/01/09††	$57,609,403	$57,609,403

Total Repurchase Agreements
(Cost $216,218,547)		216,218,547

Total Investments 93.1%(a)
(Cost $278,878,175)		$318,249,811

Other Assets in Excess of Liabilities – 6.9%		$23,661,228

Net Assets – 100.0%		$341,911,039

		Unrealized
	Contracts	Gain

Futures Contracts Purchased(a)
December 2009 S&P 500 Index Mini Futures Contracts
(Aggregate Market Value of Contracts $166,334,263)	3,163	$376,359

		Unrealized
	Units	Gain (Loss)

Equity Index Swap Agreements Purchased(b)
Goldman Sachs International September 2009 S&P500 Index Swap, Terminating 09/30/09††† (Notional Market Value $141,377,309)	133,743	$309,926
Credit Suisse Capital, LLC October 2009 S&P500 Index Swap, Terminating 10/30/09††† (Notional Market Value $285,409,581)	269,998	(201,216)

(Total Notional Market Value $426,786,890)		$108,710

*	Non-Income Producing Security.

†	Collateralized by obligations of the U.S. Treasury or U.S. Government Agencies.

††	All or a portion of this security is pledged as equity index swap collateral at September 30, 2009.

†††	Total Return based on S&P 500 Index +/- financing at a variable rate.

(a)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by ASC 820.

(b)	Value determined based on Level 2 inputs established by ASC 820.

REIT — Real Estate Investment Trust.

 7

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. The Trust calculates an NAV twice each business day, first in the morning and again in the afternoon. The morning NAV is calculated at 10:45 a.m. and the afternoon NAV is calculated at the close of the New York Stock Exchange (“NYSE”), usually 4:00 p.m. The NAV is calculated using the current market value of each Fund’s total assets, as of the respective time of calculation. These financial statements are based on the September 30, 2009 afternoon NAV.
B. Equity securities listed on an exchange (NYSE or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, on the valuation date for the afternoon NAV. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the last bid price or the Official Settlement Price listed by the exchange. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities in a non 2a-7 money market fund with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, securities are valued at the reported bid price, at the close of business. Debt securities, with a maturity of 60 days or less are valued at amortized cost, which approximates market value.
The value of domestic equity index and credit default swap agreements entered into by a Fund is accounted for using the unrealized gain or loss on the agreements that is determined by marking the agreements to the last quoted value of the index that the swap pertains to at the close of the

NYSE. The swap’s market value is then adjusted to include dividends accrued, financing charges and/or interest associated with the swap agreements.
Investments for which market quotations are not readily available are valued at fair value as determined in good faith by Rydex Investments under direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related markets.
C. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
D. Distributions of net investment income and net realized capital gains, if any, are declared at least annually and are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for items such as deferral of wash sales and post-October losses and regulated futures contracts and options. Net investment income and loss, net realized gains and losses, and net assets are not affected by these differences.
E. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short.
F. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counterparty’s inability to perform. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold). The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised.
G. There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
H. There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty. The Trust may enter into domestic equity index and domestic currency index swap agreements, which are over-the-counter contracts in which one party agrees to make periodic payments based on the change in market value of a specified equity security, basket of equity securities, equity index or domestic currency index, in return for periodic payments based on a fixed or variable interest rate or the change in market value of a different equity security, basket of equity securities, equity index or domestic currency index. Swap agreements are used to obtain exposure to an equity or market without owning or taking physical custody of securities. The swap agreements are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of an agreement or termination of the agreement are recognized as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
There are several risks associated with credit default swaps. Credit default swaps involve the exchange of a fixed-rate premium for protection against the loss in value of an underlying debt instrument in the event of a defined credit event (such as payment default or bankruptcy). Under the terms of the swap, one party acts as a “guarantor,” receiving a periodic payment that is a fixed percentage applied to a notional principal amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. A Fund may enter into credit default swaps in which that Fund or its counterparty acts as guarantor. By acting as the guarantor of a swap, that Fund assumes the market and credit risk of the underlying instrument, including liquidity and loss of value. The Trust may enter into credit default swap agreements where one party, the protection buyer, makes upfront or periodic payments to counterparty, the protection seller, in exchange for the right to receive a contingent payment. The maximum amount of the payment may equal the notional amount, at par, of the underlying index or security as a result of a related credit event. Upfront payments received or made by a Fund, are amortized over the expected life of the agreement. Periodic payments received or paid by a Fund are recorded as realized gains or losses. The credit default contracts are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses. The Fund’s maximum risk of loss from counterparty credit risk is the unrealized gain/loss to be received from/paid to the counterparty over the contract’s remaining life, to the extent that that amount is positive. This risk is mitigated by having a master netting arrangement between the Funds and the counterparty and by the posting of collateral by the counterparty to the Funds to cover the Fund’s exposure to the counterparty.
I. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settlement dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
J. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Fund. Other securities bear interest at rates shown, payable at fixed dates through maturity.
The Funds adopted FASB ASC 820, Fair Value Measurements and Disclosure (ASC 820) (formerly known as FASB 157) effective January 1, 2008. In accordance with ASC 820, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the fund’s net assets as of September 30, 2009:

	Level 1	Level 1	Level 2	Level 2	Level 3
	Investments	Other Financial	Investments	Other Financial	Investments
Fund	In Securities	Instruments*	In Securities	Instruments*	In Securities	Total

Assets
S&P 500 2x Strategy Fund	$318,249,811	$376,359	$—	$309,926	$—	$318,936,095
Inverse S&P 500 2x Strategy Fund	91,060,199	195,610	74,991,875	—	—	166,247,684
NASDAQ-100® 2x Strategy Fund	241,562,065	802,059	—	6,688,050	—	249,052,174
Inverse NASDAQ-100® 2x Strategy Fund	62,884,313	—	24,999,475	—	—	87,883,788
Dow 2x Strategy Fund	31,863,884	6,563	—	420,211	—	32,290,659
Inverse Dow 2x Strategy Fund	47,820,392	—	—	—	—	47,820,392
Russell 2000® 2x Strategy Fund	38,847,392	—	—	995,934	—	39,843,326
Inverse Russell 2000® 2x Strategy Fund	55,692,505	271,682	—	336,565	—	56,300,752

Liabilities
S&P 500 2x Strategy Fund	—	—	—	201,216	—	201,216
Inverse S&P 500 2x Strategy Fund	—	—	—	2,772,404	—	2,772,404
NASDAQ-100® 2x Strategy Fund	—	—	—	—	—	—
Inverse NASDAQ-100® 2x Strategy Fund	—	34	—	1,700,323	—	1,700,357
Dow 2x Strategy Fund	—	—	—	—	—	—
Inverse Dow 2x Strategy Fund	—	148,201	—	592,525	—	740,726
Russell 2000® 2x Strategy Fund	—	41,632	—	—	—	41,632
Inverse Russell 2000® 2x Strategy Fund	—	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
New Accounting Pronouncements
In June 2009, the Financial Accounting Standards Board (FASB) established the FASB Accounting Standards Codification™ (ASC) as the single source of authoritative accounting principles recognized by the FASB in the preparation of financial statements in conformity with GAAP. The ASC supersedes existing non-grandfathered, non-SEC accounting and reporting standards. The ASC did not change GAAP but rather organized it into a hierarchy where all guidance within the ASC carries an equal level of authority. The ASC become effective for financial statements issued for interim and annual periods ending after September 15, 2009. The ASC did not have a material effect on the Funds’ financial statements.
Subsequent Events
Management has evaluated events or transactions that may have occurred since September 30, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through November 23, 2009, the data the financial statements were available to be issued and there were no events or transactions to be reported.

Item 2. Controls and Procedures.
(a)      Based on their evaluation on November 25, 2009, the Vice President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Dynamic Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
(b)      There were no significant changes in the Trust’s or RI’s internal controls over financial reporting, (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Separate certifications by the Vice President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.

EX.-3(i)
CERTIFICATIONS
I, Mike Byrum, certify that:
1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: November 25, 2009

/s/ Mike Byrum
Mike Byrum
Vice President

EX.-3(ii)
CERTIFICATIONS
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-Q of Rydex Dynamic Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and

5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: November 25, 2009

/s/ Nick Bonos
Nick Bonos
Vice President & Treasurer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Dynamic Funds

By (Signature and Title)*	/s/ Mike Byrum
Mike Byrum, Vice President

Date	November 25, 2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mike Byrum
Mike Byrum, Vice President

Date	November 25, 2009

By (Signature and Title)*	/s/ Nick Bonos
Nick Bonos, Vice President & Treasurer

Date	November 25, 2009
* Print the name and title of each signing officer under his or her signature.